UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 4th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a)

PIA BBB Bond Fund
PBBBX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the PIA BBB Bond Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://www.pacificincome.com/mutual-funds/. You can also request this information by contacting us at 1-800-251-1970.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA BBB Bond Fund	$9	0.17%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$202,736,530
Number of Holdings	297
Portfolio Turnover	6%
Average Credit Quality	BBB
Effective Duration	6.80 yrs
Weighted Average Maturity	11.00 yrs
Weighted Average Life	10.67 yrs
Distribution Yield	4.21%
30-Day SEC Yield	5.55%
30-Day SEC Yield Unsubsidized	5.55%
Visit https://www.pacificincome.com/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
Verizon Communications, Inc.	2.4%
AT&T, Inc.	2.4%
Oracle Corp.	2.2%
CVS Health Corp.	1.8%
Pacific Gas and Electric Co.	1.6%
Mexico Government International Bond	1.6%
T-Mobile USA, Inc.	1.5%
Boeing Co.	1.5%
Amgen, Inc.	1.5%
General Motors Financial Co., Inc.	1.5%
PIA BBB Bond Fund	PAGE 1	TSR_SAR_007989577

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA BBB Bond Fund	PAGE 2	TSR_SAR_007989577

PIA MBS Bond Fund
PMTGX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the PIA MBS Bond Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://www.pacificincome.com/mutual-funds/. You can also request this information by contacting us at 1-800-251-1970.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA MBS Bond Fund	$13	0.25%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$88,571,743
Number of Holdings	79
Portfolio Turnover	11%
Average Credit Quality	AAA
Effective Duration	5.70 yrs
Weighted Average Maturity	25.60 yrs
Weighted Average Life	8.70 yrs
Distribution Yield	4.13%
30-Day SEC Yield	3.87%
30-Day SEC Yield Unsubsidized	3.89%
Visit https://www.pacificincome.com/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
FHLMC	37.9%
FNMA	37.1%
GNMA	16.9%
U.S. Treasury Bill	2.3%
Cold Storage Trust	1.7%
CF Hippolyta Issuer LLC	1.4%
Fidelity Government Portfolio	1.2%
SAFCO Auto Receivables Trust	0.6%
BX Trust	0.5%
PIA MBS Bond Fund	PAGE 1	TSR_SAR_007989494

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s prospectus, dated March 31, 2024 at https://www.pacificincome.com/mutual-funds/ or upon request at 1-800-251-1970.
Change to the Fund’s Expense Cap.
Effective March 31, 2024, Pacific Income Advisors, Inc. (the “Adviser”) agreed to modify the PIA MBS Bond Fund’s (the “Fund”) Expense Limitation Agreement. The Board of Trustees (the “Trust”) approved a revised Expense Limitation Agreement between the Fund and the Trust, which increases the Fund’s expense cap from 0.23% to 0.28%. This means that the Adviser will be required to reimburse the Fund if expenses exceed 0.28%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA MBS Bond Fund	PAGE 2	TSR_SAR_007989494

PIA High Yield MACS Fund
PIAMX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the PIA High Yield MACS Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://www.pacificincome.com/mutual-funds/. You can also request this information by contacting us at 1-800-251-1970.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA High Yield MACS Fund	$9	0.17%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$169,604,664
Number of Holdings	107
Portfolio Turnover	15%
Average Credit Quality	B
Effective Duration	2.90 yrs
Weighted Average Maturity	4.10 yrs
Weighted Average Life	4.10 yrs
Distribution Yield	9.25%
30-Day SEC Yield	10.05%
30-Day SEC Yield Unsubsidized	10.05%
Visit https://www.pacificincome.com/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
Fidelity Government Portfolio	5.4%
Alta Equipment Group, Inc.	2.1%
TKC Holdings, Inc.	1.7%
Verde Purchaser LLC	1.7%
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.	1.6%
Rocket Software, Inc.	1.5%
GPD Cos., Inc.	1.5%
ITT Holdings LLC	1.5%
TMS International Corp./DE	1.4%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.	1.4%
PIA High Yield MACS Fund	PAGE 1	TSR_SAR_00770X378

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA High Yield MACS Fund	PAGE 2	TSR_SAR_00770X378

PIA High Yield Fund
PHYSX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the PIA High Yield Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://www.pacificincome.com/mutual-funds/. You can also request this information by contacting us at 1-800-251-1970.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA High Yield Fund	$44	0.86%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$61,993,702
Number of Holdings	106
Portfolio Turnover	17%
Average Credit Quality	B
Effective Duration	2.90 yrs
Weighted Average Maturity	4.20 yrs
Weighted Average Life	4.20 yrs
Distribution Yield	8.45%
30-Day SEC Yield	9.38%
30-Day SEC Yield Unsubsidized	9.24%
Visit https://www.pacificincome.com/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
Alta Equipment Group, Inc.	2.1%
Fidelity Government Portfolio	2.0%
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.	1.8%
TKC Holdings, Inc.	1.6%
ITT Holdings LLC	1.5%
Mercer International, Inc.	1.5%
TMS International Corp./DE	1.5%
Pitney Bowes, Inc.	1.5%
Verde Purchaser LLC	1.4%
Consolidated Energy Finance SA	1.4%
PIA High Yield Fund	PAGE 1	TSR_SAR_007989163

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA High Yield Fund	PAGE 2	TSR_SAR_007989163

PIA Short Term Securities Fund
PIASX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the PIA Short Term Securities Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://www.pacificincome.com/mutual-funds/. You can also request this information by contacting us at 1-800-251-1970.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA Short Term Securities Fund	$20	0.39%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$146,272,278
Number of Holdings	110
Portfolio Turnover	38%
Average Credit Quality	A
Effective Duration	1.20 yrs
Weighted Average Maturity	2.80 yrs
Weighted Average Life	1.40 yrs
Distribution Yield	5.12%
30-Day SEC Yield	5.11%
30-Day SEC Yield Unsubsidized	5.10%
Visit https://www.pacificincome.com/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
U.S. Treasury Note/Bond	14.9%
U.S. Treasury Bill	11.8%
Cold Storage Trust	4.4%
BX Trust	2.7%
AEGON Funding Co. LLC	2.0%
Ares Capital Corp.	1.4%
Camden Property Trust	1.4%
Carrier Global Corp.	1.4%
NextEra Energy Capital Holdings, Inc.	1.4%
Citizens Bank NA	1.4%
PIA Short Term Securities Fund	PAGE 1	TSR_SAR_007989551

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA Short Term Securities Fund	PAGE 2	TSR_SAR_007989551

(b)	Not applicable.

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PIA BBB Bond Fund
PIA MBS Bond Fund
PIA High Yield (MACS) Fund
Core Financial Statements
May 31, 2024

PIA BBB Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 92.7%
Aerospace/Defense - 3.4%
Boeing Co.
5.15%, 05/01/2030	$ 1,950,000	$ 1,858,300
5.71%, 05/01/2040	1,400,000	1,285,508
L3Harris Technologies, Inc., 6.15%, 12/15/2040	500,000	522,610
Northrop Grumman Corp.
4.40%, 05/01/2030	1,000,000	960,835
4.95%, 03/15/2053	500,000	451,232
RTX Corp.
3.50%, 03/15/2027	1,000,000	957,027
4.35%, 04/15/2047	1,000,000	823,066
		6,858,578
Agriculture - 2.2%
Altria Group, Inc.
4.80%, 02/14/2029	148,000	145,029
3.40%, 05/06/2030	1,600,000	1,437,030
BAT Capital Corp.
2.26%, 03/25/2028	1,000,000	891,629
4.54%, 08/15/2047	400,000	309,903
5.65%, 03/16/2052	800,000	718,881
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	600,000	570,700
Reynolds American, Inc., 4.45%, 06/12/2025	372,000	367,498
		4,440,670
Airlines - 0.4%
Southwest Airlines Co., 5.13%, 06/15/2027	500,000	496,333
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	252,000	247,680
		744,013
Auto Manufacturers - 2.9%
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	500,000	467,028
6.80%, 11/07/2028	500,000	515,935
7.12%, 11/07/2033	1,000,000	1,053,507
6.13%, 03/08/2034	500,000	491,914
General Motors Co., 5.20%, 04/01/2045	400,000	351,134
General Motors Financial Co., Inc.
4.00%, 01/15/2025	600,000	593,819
3.60%, 06/21/2030	1,300,000	1,160,197
2.35%, 01/08/2031	1,500,000	1,222,772
		5,856,306
Banks - 7.1%
Barclays PLC
4.84%, 05/09/2028	1,000,000	964,640
5.75% to 08/09/2032 then 1 yr. CMT Rate + 3.00%, 08/09/2033	1,000,000	997,465
3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042	700,000	505,973

The accompanying notes are an integral part of these financial statements.

1

PIA BBB Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Citigroup, Inc.
4.45%, 09/29/2027	$ 1,700,000	$ 1,653,533
5.30%, 05/06/2044	540,000	511,293
Citizens Financial Group, Inc., 5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030	500,000	496,403
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	500,000	492,540
Cooperatieve Rabobank UA, 3.75%, 07/21/2026	1,000,000	961,011
Deutsche Bank AG/New York NY, 4.10%, 01/13/2026	1,000,000	974,882
Fifth Third Bancorp
4.06% to 04/25/2027 then SOFR + 1.36%, 04/25/2028	500,000	476,563
8.25%, 03/01/2038	225,000	263,346
Goldman Sachs Group, Inc., 6.75%, 10/01/2037	950,000	1,028,901
HSBC Holdings PLC, 7.40% to 11/13/2033 then SOFR + 3.02%, 11/13/2034	1,100,000	1,193,358
Lloyds Banking Group PLC, 4.65%, 03/24/2026	800,000	784,412
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032	500,000	495,420
Morgan Stanley, 2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	900,000	709,238
Santander Holdings USA, Inc.
3.45%, 06/02/2025	700,000	683,483
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035	1,000,000	999,689
Westpac Banking Corp., 3.13%, 11/18/2041	300,000	209,988
		14,402,138
Beverages - 1.0%
Constellation Brands, Inc., 2.88%, 05/01/2030	700,000	611,332
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	1,000,000	896,417
4.50%, 04/15/2052	500,000	416,303
		1,924,052
Biotechnology - 2.6%
Amgen, Inc.
2.20%, 02/21/2027	1,000,000	924,061
5.25%, 03/02/2033	1,000,000	990,901
2.80%, 08/15/2041	500,000	351,697
4.66%, 06/15/2051	1,006,000	859,227
Biogen, Inc., 2.25%, 05/01/2030	700,000	588,542
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,100,000	895,764
2.60%, 10/01/2040	500,000	342,419
Royalty Pharma PLC, 2.15%, 09/02/2031	500,000	398,562
		5,351,173
Building Materials - 0.4%
Carrier Global Corp., 2.70%, 02/15/2031	240,000	205,195
Vulcan Materials Co., 3.90%, 04/01/2027	620,000	600,352
		805,547

The accompanying notes are an integral part of these financial statements.

2

PIA BBB Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Chemicals - 1.5%
Dow Chemical Co.
7.38%, 11/01/2029	$ 396,000	$ 434,593
6.90%, 05/15/2053	500,000	560,291
DuPont de Nemours, Inc., 4.73%, 11/15/2028	1,000,000	992,526
Nutrien Ltd., 2.95%, 05/13/2030	700,000	616,905
Sherwin-Williams Co., 2.20%, 03/15/2032	600,000	483,336
		3,087,651
Commercial Services - 0.6%
Equifax, Inc., 3.10%, 05/15/2030	500,000	443,628
Global Payments, Inc., 1.20%, 03/01/2026	500,000	463,542
Moody’s Corp.
2.00%, 08/19/2031	250,000	201,485
3.10%, 11/29/2061	250,000	152,478
		1,261,133
Computers - 1.2%
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	642,000	647,748
6.20%, 07/15/2030	500,000	522,415
3.45%, 12/15/2051	181,000	122,927
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	700,000	694,494
HP, Inc., 5.50%, 01/15/2033	500,000	499,574
		2,487,158
Diversified Financial Services - 3.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,500,000	1,276,085
Air Lease Corp.
2.88%, 01/15/2026	450,000	430,137
5.30%, 02/01/2028	1,000,000	995,002
Ally Financial, Inc., 2.20%, 11/02/2028	500,000	430,037
Brightsphere Investment Group, Inc., 4.80%, 07/27/2026	1,000,000	959,945
Capital One Financial Corp., 3.65%, 05/11/2027	1,400,000	1,335,178
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	500,000	501,789
Nasdaq, Inc., 5.55%, 02/15/2034	500,000	498,562
Nomura Holdings, Inc., 2.17%, 07/14/2028	1,000,000	876,756
Synchrony Financial, 4.50%, 07/23/2025	500,000	490,731
		7,794,222
Electric - 6.9%
AEP Texas, Inc., 5.45%, 05/15/2029	500,000	499,219
American Electric Power Co., Inc., 5.95%, 11/01/2032	500,000	510,366
Black Hills Corp., 6.00%, 01/15/2035	500,000	499,456
Constellation Energy Generation LLC, 5.75%, 03/15/2054	250,000	241,961
Dominion Energy, Inc., 2.25%, 08/15/2031	500,000	404,065
Dominion Resources, Inc., 4.90%, 08/01/2041	470,000	415,219
DTE Energy Co., 1.05%, 06/01/2025	600,000	574,077

The accompanying notes are an integral part of these financial statements.

3

PIA BBB Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Electric - (Continued)
Duke Energy Corp.
2.45%, 06/01/2030	$ 950,000	$ 809,319
3.30%, 06/15/2041	1,000,000	726,650
El Paso Electric Co., 6.00%, 05/15/2035	850,000	845,683
Eversource Energy, 2.55%, 03/15/2031	500,000	412,820
Exelon Corp., 5.45%, 03/15/2034	600,000	594,034
FirstEnergy Corp., 2.25%, 09/01/2030	700,000	578,051
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	500,000	490,555
2.25%, 06/01/2030	400,000	337,391
5.25%, 03/15/2034	600,000	586,926
Pacific Gas and Electric Co., 3.50%, 08/01/2050	5,000,000	3,290,447
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	600,000	554,240
Southern Co., 3.25%, 07/01/2026	1,000,000	959,835
Southwestern Electric Power Co., 3.25%, 11/01/2051	400,000	254,720
Xcel Energy, Inc., 2.35%, 11/15/2031	500,000	400,773
		13,985,807
Electronics - 0.4%
Fortive Corp., 3.15%, 06/15/2026	750,000	716,796
Entertainment - 1.0%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	1,000,000	874,093
5.14%, 03/15/2052	1,500,000	1,181,225
		2,055,318
Environmental Control - 0.7%
Republic Services, Inc., 0.88%, 11/15/2025	1,000,000	937,211
Waste Connections, Inc., 4.20%, 01/15/2033	500,000	462,013
		1,399,224
Food - 2.8%
ConAgra Brands, Inc., 7.00%, 10/01/2028	1,300,000	1,379,123
General Mills, Inc., 2.25%, 10/14/2031	700,000	573,513
Kroger Co., 2.20%, 05/01/2030	1,000,000	845,743
Mondelez International, Inc., 1.50%, 02/04/2031	2,000,000	1,589,454
Sysco Corp.
5.95%, 04/01/2030	464,000	480,836
3.15%, 12/14/2051	400,000	261,519
Tyson Foods, Inc., 4.35%, 03/01/2029	600,000	575,775
		5,705,963
Forest Products & Paper - 0.3%
International Paper Co., 6.00%, 11/15/2041	700,000	688,907

The accompanying notes are an integral part of these financial statements.

4

PIA BBB Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Gas - 0.3%
NiSource Finance Corp., 5.25%, 02/15/2043	$ 400,000	$ 369,379
NiSource, Inc., 5.35%, 04/01/2034	250,000	244,154
		613,533
Hand/Machine Tools - 0.1%
Kennametal, Inc., 2.80%, 03/01/2031	330,000	276,337
Healthcare-Products - 1.4%
Agilent Technologies, Inc., 2.30%, 03/12/2031	215,000	178,468
Boston Scientific Corp., 2.65%, 06/01/2030	560,000	487,592
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	500,000	512,117
Solventum Corp., 5.60%, 03/23/2034(a)	500,000	490,404
Stryker Corp., 1.95%, 06/15/2030	700,000	585,895
Zimmer Biomet Holdings, Inc., 3.05%, 01/15/2026	500,000	481,014
		2,735,490
Healthcare-Services - 3.0%
CommonSpirit Health, 2.78%, 10/01/2030	600,000	516,085
Elevance Health, Inc.
5.50%, 10/15/2032	500,000	504,494
4.65%, 08/15/2044	600,000	524,008
5.13%, 02/15/2053	1,000,000	916,583
HCA, Inc.
4.13%, 06/15/2029	1,000,000	941,075
5.60%, 04/01/2034	1,000,000	989,705
4.38%, 03/15/2042	600,000	492,885
Humana, Inc., 4.88%, 04/01/2030	500,000	487,226
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024	640,000	636,094
		6,008,155
Home Builders - 0.2%
DR Horton, Inc., 2.60%, 10/15/2025	500,000	480,653
Household Products/Wares - 0.2%
Church & Dwight Co., Inc., 3.15%, 08/01/2027	500,000	473,268
Insurance - 3.4%
Aon Corp., 2.80%, 05/15/2030	600,000	522,312
CNA Financial Corp., 5.13%, 02/15/2034	500,000	478,423
Corebridge Financial, Inc.
3.90%, 04/05/2032	500,000	446,045
6.05%, 09/15/2033(a)	500,000	510,696
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,000,000	1,618,557
Lincoln National Corp.
3.80%, 03/01/2028	120,000	113,946
5.85%, 03/15/2034	500,000	496,831
Mercury General Corp., 4.40%, 03/15/2027	500,000	481,963
Metlife, Inc., 6.40%, 12/15/2036	855,000	863,902

The accompanying notes are an integral part of these financial statements.

5

PIA BBB Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Insurance - (Continued)
Old Republic International Corp., 5.75%, 03/28/2034	$ 1,000,000	$ 993,158
Prudential Financial, Inc., 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	464,607
		6,990,440
Internet - 0.2%
eBay, Inc., 2.60%, 05/10/2031	500,000	424,067
Investment Companies - 1.2%
Blackstone Private Credit Fund, 5.95%, 07/16/2029(a)	500,000	491,693
Blackstone Secured Lending Fund, 3.63%, 01/15/2026	1,000,000	959,109
FS KKR Capital Corp., 4.63%, 07/15/2024	1,000,000	997,645
		2,448,447
Iron/Steel - 0.2%
Vale Overseas Ltd., 6.13%, 06/12/2033	500,000	501,612
Lodging - 0.7%
Marriott International, Inc./MD, 4.90%, 04/15/2029	500,000	491,104
Sands China Ltd., 2.30%, 03/08/2027	1,000,000	911,128
		1,402,232
Machinery-Diversified - 0.9%
CNH Industrial Capital LLC, 5.10%, 04/20/2029	500,000	495,665
IDEX Corp., 3.00%, 05/01/2030	1,000,000	873,251
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	500,000	500,876
		1,869,792
Media - 2.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	1,000,000	815,054
2.30%, 02/01/2032	1,000,000	765,591
3.90%, 06/01/2052	1,000,000	627,493
Discovery Communications LLC, 3.63%, 05/15/2030	1,000,000	878,866
Paramount Global, 4.38%, 03/15/2043	610,000	417,789
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	810,000	895,737
		4,400,530
Mining - 0.8%
Newmont Corp., 4.88%, 03/15/2042	800,000	729,693
Southern Copper Corp., 6.75%, 04/16/2040	750,000	819,181
		1,548,874
Miscellaneous Manufacturing - 0.5%
Parker-Hannifin Corp., 3.25%, 06/14/2029	550,000	502,654
Textron, Inc., 6.10%, 11/15/2033	500,000	515,180
		1,017,834

The accompanying notes are an integral part of these financial statements.

6

PIA BBB Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Oil & Gas - 2.4%
Canadian Natural Resources Ltd., 4.95%, 06/01/2047	$ 700,000	$ 612,679
Diamondback Energy, Inc., 3.13%, 03/24/2031	500,000	437,476
Hess Corp., 5.60%, 02/15/2041	800,000	795,450
Marathon Petroleum Corp., 3.63%, 09/15/2024	500,000	496,605
Phillips 66, 1.30%, 02/15/2026	950,000	887,441
Suncor Energy, Inc., 3.75%, 03/04/2051	500,000	357,677
Valero Energy Corp.
2.80%, 12/01/2031	750,000	632,155
6.63%, 06/15/2037	655,000	698,117
		4,917,600
Oil & Gas Services - 0.5%
Halliburton Co.
3.80%, 11/15/2025	24,000	23,444
2.92%, 03/01/2030	1,000,000	889,879
		913,323
Packaging & Containers - 0.2%
WRKCo, Inc., 3.90%, 06/01/2028	500,000	473,784
Pharmaceuticals - 3.7%
AbbVie, Inc., 4.75%, 03/15/2045	268,000	244,040
Becton Dickinson & Co., 4.69%, 12/15/2044	550,000	484,434
Cardinal Health, Inc., 3.41%, 06/15/2027	125,000	118,589
Cigna Group/The
4.50%, 02/25/2026	327,000	322,306
2.40%, 03/15/2030	1,391,000	1,192,069
3.40%, 03/15/2050	600,000	407,706
CVS Health Corp.
3.75%, 04/01/2030	2,150,000	1,961,535
5.13%, 07/20/2045	500,000	440,347
5.05%, 03/25/2048	1,000,000	859,645
6.05%, 06/01/2054	500,000	489,214
Viatris, Inc., 2.70%, 06/22/2030	600,000	504,296
Zoetis, Inc., 2.00%, 05/15/2030	600,000	500,534
		7,524,715
Pipelines - 5.9%
Boardwalk Pipelines LP, 3.60%, 09/01/2032	500,000	428,653
Enbridge, Inc.
3.13%, 11/15/2029	1,000,000	899,558
3.40%, 08/01/2051	250,000	168,518
Energy Transfer LP, 5.00%, 05/15/2050	1,000,000	847,073
Enterprise Products Operating LLC
4.85%, 08/15/2042	850,000	772,098
3.30%, 02/15/2053	500,000	336,712

The accompanying notes are an integral part of these financial statements.

7

PIA BBB Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pipelines - (Continued)
Kinder Morgan Energy Partners, 5.80%, 03/15/2035	$ 1,270,000	$ 1,267,427
Kinder Morgan, Inc.
2.00%, 02/15/2031	600,000	487,556
5.55%, 06/01/2045	700,000	654,885
MPLX LP
4.25%, 12/01/2027	1,315,000	1,270,034
4.95%, 03/14/2052	600,000	509,784
ONEOK, Inc.
3.20%, 03/15/2025	500,000	489,727
6.10%, 11/15/2032	500,000	514,598
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 09/15/2030	546,000	496,396
Targa Resources Corp., 5.20%, 07/01/2027	500,000	497,754
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	1,100,000	1,029,958
Williams Cos., Inc.
3.90%, 01/15/2025	800,000	791,560
5.10%, 09/15/2045	500,000	452,730
		11,915,021
REITs - 5.3%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	650,000	486,578
American Tower Corp.
2.75%, 01/15/2027	500,000	468,765
1.88%, 10/15/2030	1,000,000	806,468
Boston Properties LP, 3.25%, 01/30/2031	675,000	568,487
COPT Defense Properties LP, 2.75%, 04/15/2031	500,000	411,053
Crown Castle, Inc.
3.65%, 09/01/2027	500,000	473,869
2.25%, 01/15/2031	600,000	490,834
Equinix, Inc.
1.55%, 03/15/2028	500,000	435,144
3.90%, 04/15/2032	100,000	90,042
Essex Portfolio LP, 3.38%, 04/15/2026	1,000,000	961,555
Extra Space Storage LP, 5.90%, 01/15/2031	500,000	508,465
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	250,000	207,610
Healthpeak OP LLC, 2.13%, 12/01/2028	350,000	307,136
Kimco Realty OP LLC, 6.40%, 03/01/2034	500,000	526,620
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	1,000,000	801,524
Sabra Health Care LP, 3.90%, 10/15/2029	1,000,000	894,000
Store Capital LLC, 4.50%, 03/15/2028	810,000	766,189
Ventas Realty LP, 5.63%, 07/01/2034	600,000	590,636
Welltower OP LLC, 2.75%, 01/15/2031	700,000	598,054
Weyerhaeuser Co., 7.38%, 03/15/2032	226,000	253,082
		10,646,111

The accompanying notes are an integral part of these financial statements.

8

PIA BBB Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Retail - 3.5%
AutoNation, Inc., 3.50%, 11/15/2024	$ 200,000	$ 197,688
AutoZone, Inc., 4.75%, 08/01/2032	500,000	477,319
Genuine Parts Co., 1.88%, 11/01/2030	500,000	404,308
Lowe’s Cos., Inc.
4.50%, 04/15/2030	1,000,000	965,691
1.70%, 10/15/2030	500,000	404,607
5.63%, 04/15/2053	1,000,000	965,516
McDonald’s Corp.
3.50%, 07/01/2027	1,100,000	1,048,749
4.88%, 12/09/2045	550,000	494,866
Starbucks Corp., 2.55%, 11/15/2030	1,000,000	855,577
Tractor Supply Co., 1.75%, 11/01/2030	500,000	402,184
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	1,000,000	873,350
		7,089,855
Semiconductors - 1.7%
Broadcom, Inc.
4.15%, 11/15/2030	431,000	403,035
3.42%, 04/15/2033(a)	1,500,000	1,278,504
3.19%, 11/15/2036(a)	55,000	43,051
4.93%, 05/15/2037(a)	583,000	541,769
Micron Technology, Inc., 2.70%, 04/15/2032	250,000	205,964
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.40%, 06/01/2027	500,000	487,295
2.50%, 05/11/2031	500,000	417,096
		3,376,714
Software - 3.6%
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	600,000	591,577
Fiserv, Inc.
3.85%, 06/01/2025	600,000	589,325
5.63%, 08/21/2033	500,000	502,074
Oracle Corp.
1.65%, 03/25/2026	1,685,000	1,576,222
3.65%, 03/25/2041	1,400,000	1,071,040
3.95%, 03/25/2051	1,350,000	992,277
5.55%, 02/06/2053	1,000,000	942,576
Roper Technologies, Inc., 1.40%, 09/15/2027	650,000	575,111
VMware LLC, 4.65%, 05/15/2027	550,000	539,275
		7,379,477
Telecommunications - 8.5%
AT&T, Inc.
2.30%, 06/01/2027	1,400,000	1,286,077
2.55%, 12/01/2033	875,000	688,933
3.50%, 09/15/2053	2,368,000	1,596,709

The accompanying notes are an integral part of these financial statements.

9

PIA BBB Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - (Continued)
3.55%, 09/15/2055	$1,196,000	$ 801,627
3.80%, 12/01/2057	727,000	504,675
British Telecommunications PLC, 9.63%, 12/15/2030	855,000	1,037,877
Deutsche Telekom International Finance, 8.75%, 06/15/2030	345,000	401,860
France Telecom SA, 5.38%, 01/13/2042	575,000	553,171
Motorola Solutions, Inc., 5.40%, 04/15/2034	500,000	493,124
Rogers Communications, Inc., 5.00%, 03/15/2044	989,000	883,749
Telefonica Emisiones SA, 7.05%, 06/20/2036	475,000	514,781
T-Mobile USA, Inc.
3.88%, 04/15/2030	1,600,000	1,484,647
2.25%, 11/15/2031	600,000	486,467
3.40%, 10/15/2052	1,100,000	745,783
5.65%, 01/15/2053	500,000	491,482
Verizon Communications, Inc.
3.00%, 03/22/2027	1,000,000	944,050
3.15%, 03/22/2030	550,000	492,281
2.55%, 03/21/2031	336,000	282,913
4.86%, 08/21/2046	1,500,000	1,366,879
3.55%, 03/22/2051	2,000,000	1,427,551
2.99%, 10/30/2056	600,000	364,469
Vodafone Group PLC, 4.38%, 05/30/2028	400,000	390,191
		17,239,296
Transportation - 2.1%
Canadian Pacific Railway Co., 2.90%, 02/01/2025	700,000	687,732
CSX Corp., 6.22%, 04/30/2040	1,390,000	1,489,224
FedEx Corp., 3.25%, 05/15/2041	1,000,000	727,030
Kirby Corp., 4.20%, 03/01/2028	450,000	433,711
Norfolk Southern Corp.
2.30%, 05/15/2031	250,000	208,391
2.90%, 08/25/2051	1,000,000	620,296
		4,166,384
Trucking & Leasing - 0.5%
GATX Corp., 1.90%, 06/01/2031	1,300,000	1,028,044
Water - 0.3%
American Water Capital Corp., 2.80%, 05/01/2030	650,000	567,939
TOTAL CORPORATE BONDS (Cost $213,686,543)		187,994,183

The accompanying notes are an integral part of these financial statements.

10

PIA BBB Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 5.2%
Columbia Government International Bond, 3.88%, 04/25/2027	$ 600,000	$ 563,900
Indonesia Government International Bond
3.85%, 10/15/2030	500,000	461,347
4.70%, 02/10/2034	500,000	480,000
Mexico Government International Bond
4.50%, 04/22/2029	1,300,000	1,243,833
4.75%, 03/08/2044	2,490,000	2,020,173
Panama Government International Bond
2.25%, 09/29/2032	1,700,000	1,214,564
6.70%, 01/26/2036	750,000	721,030
Peruvian Government International Bond
3.00%, 01/15/2034	400,000	320,840
6.55%, 03/14/2037	1,050,000	1,107,701
Philippine Government International Bond, 5.00%, 01/13/2037	1,625,000	1,565,639
Uruguay Government International Bond, 4.38%, 01/23/2031	800,000	773,953
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $12,680,504)		10,472,980

U.S. TREASURY OBLIGATIONS - 1.0%
U.S. Treasury Note/Bond
4.50%, 11/15/2033	500,000	499,180
4.25%, 02/15/2054	1,500,000	1,402,734
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,928,789)		1,901,914
	Shares
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Fidelity Government Portfolio - Class Institutional, 5.21%(b)	249,742	249,742
TOTAL SHORT-TERM INVESTMENTS (Cost $249,742)		249,742
TOTAL INVESTMENTS - 99.0% (Cost $228,545,578)		$200,618,819
Other Assets in Excess of Liabilities - 1.0%		2,117,711
TOTAL NET ASSETS - 100.0%		$202,736,530

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $3,356,117 or 1.7% of the Fund’s net assets.

(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

11

PIA MBS Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES - 94.1%
BX Trust, Series 2021-RISE, Class B, 6.68% (1 mo. Term SOFR + 1.36%), 11/15/2036(a)	$ 403,495	$ 401,096
Cold Storage Trust, Series 2020-ICE5, Class A, 6.33% (1 mo. Term SOFR + 1.01%), 11/15/2037(a)	1,474,486	1,472,753
FHLMC
Pool G04832, 5.00%, 10/01/2038	52,388	51,706
Pool G08741, 3.00%, 01/01/2047	285,476	246,433
Pool QD0505, 2.50%, 11/01/2051	1,486,825	1,199,778
Pool QD2700, 2.50%, 12/01/2051	1,322,999	1,070,120
Pool QD3120, 3.00%, 12/01/2051	1,407,951	1,185,290
Pool QD7063, 2.50%, 02/01/2052	761,808	616,260
Pool QD7338, 2.00%, 02/01/2052	1,340,619	1,036,389
Pool QF6264, 2.50%, 01/01/2053	296,131	238,976
Pool RA5559, 2.50%, 07/01/2051	1,886,603	1,522,407
Pool RA6012, 3.00%, 10/01/2051	1,480,349	1,246,263
Pool RA6528, 2.50%, 02/01/2052	1,896,049	1,534,476
Pool SD1285, 3.50%, 06/01/2052	1,491,598	1,307,518
Pool SD1287, 3.50%, 06/01/2052	1,480,098	1,296,831
Pool SD3275, 5.50%, 07/01/2053	1,909,248	1,879,305
Pool SD8172, 2.00%, 10/01/2051	1,885,578	1,457,951
Pool SD8193, 2.00%, 02/01/2052	1,760,155	1,358,087
Pool SD8194, 2.50%, 02/01/2052	1,306,020	1,056,261
Pool SD8199, 2.00%, 03/01/2052	1,341,308	1,035,333
Pool SD8204, 2.00%, 04/01/2052	1,802,648	1,392,292
Pool SD8214, 3.50%, 05/01/2052	1,776,521	1,557,317
Pool SD8275, 4.50%, 12/01/2052	1,383,097	1,294,223
Pool SD8284, 3.00%, 01/01/2053	2,486,091	2,089,442
Pool SD8312, 2.50%, 01/01/2053	1,124,260	907,802
Pool SD8336, 3.50%, 04/01/2053	1,948,670	1,707,581
Pool SD8341, 5.00%, 07/01/2053	1,949,623	1,875,471
Pool SD8383, 5.50%, 12/01/2053	1,951,428	1,918,031
Pool SD8428, 4.00%, 05/01/2054	1,483,105	1,345,323
FNMA
Pool AU3363, 3.00%, 08/01/2043	391,576	341,829
Pool AZ0504, 3.00%, 06/01/2045	509,660	441,821
Pool BM4135, 4.50%, 05/01/2048	353,104	336,498
Pool BU7884, 2.50%, 01/01/2052	1,584,535	1,281,385
Pool BV2451, 3.00%, 06/01/2052	1,956,866	1,645,361
Pool BV5577, 2.50%, 05/01/2052	1,941,848	1,569,093
Pool BW1298, 5.50%, 11/01/2052	1,768,593	1,743,620
Pool BW9886, 4.50%, 10/01/2052	1,883,287	1,762,328
Pool CB0381, 2.00%, 05/01/2051	1,918,659	1,480,135
Pool FM7827, 3.00%, 12/01/2050	1,079,748	922,319
Pool FM8407, 3.00%, 08/01/2051	1,210,980	1,031,621
Pool FM9646, 2.00%, 11/01/2051	1,192,273	919,746
Pool FS5387, 2.50%, 05/01/2052	1,977,787	1,595,948

The accompanying notes are an integral part of these financial statements.

12

PIA MBS Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Pool MA2670, 3.00%, 07/01/2046	$ 342,175	$295,580
Pool MA3415, 4.00%, 07/01/2048	130,385	120,323
Pool MA4547, 2.00%, 02/01/2052	1,777,822	1,373,612
Pool MA4548, 2.50%, 02/01/2052	1,733,795	1,402,399
Pool MA4563, 2.50%, 03/01/2052	1,674,751	1,353,005
Pool MA4577, 2.00%, 04/01/2052	1,559,835	1,204,285
Pool MA4578, 2.50%, 04/01/2052	1,782,451	1,441,096
Pool MA4579, 3.00%, 04/01/2052	1,765,658	1,484,017
Pool MA4654, 3.50%, 07/01/2052	1,501,090	1,315,946
Pool MA4732, 4.00%, 09/01/2052	1,391,622	1,263,942
Pool MA4783, 4.00%, 10/01/2052	1,378,451	1,251,565
Pool MA4867, 4.50%, 01/01/2053	1,921,516	1,798,097
Pool MA4940, 5.00%, 03/01/2053	1,883,799	1,813,101
Pool MA5037, 4.50%, 06/01/2053	1,910,904	1,788,156
GNMA
Pool 726311, 5.00%, 09/15/2039	123,544	121,353
Pool AM8608, 4.00%, 06/15/2045	100,301	93,612
Pool AQ0545, 4.00%, 10/15/2046	50,227	46,751
Pool AQ0562, 4.00%, 12/15/2046	64,086	59,401
Pool AR3772, 4.00%, 02/15/2046	76,892	71,321
Pool AW1730, 3.00%, 05/15/2047	767,111	664,641
Pool AZ5554, 3.00%, 08/15/2047	326,138	283,690
Pool MA6089, 3.00%, 08/20/2049	144,079	125,320
Pool MA6153, 3.00%, 09/20/2049	376,453	327,285
Pool MA6338, 3.00%, 12/20/2049	395,264	342,987
Pool MA7826, 2.00%, 01/20/2052	1,696,874	1,360,324
Pool MA7827, 2.50%, 01/20/2052	1,678,137	1,398,088
Pool MA7880, 2.00%, 02/20/2052	1,854,074	1,486,104
Pool MA7936, 2.50%, 03/20/2052	1,274,964	1,062,167
Pool MA7987, 2.50%, 04/20/2052	1,840,724	1,533,496
Pool MA8099, 3.50%, 06/20/2052	1,765,271	1,574,753
Pool MA8147, 2.50%, 07/20/2052	1,816,283	1,514,804
Pool MA8266, 3.50%, 09/20/2052	1,500,000	1,338,106
Pool MA8267, 4.00%, 09/20/2052	1,862,813	1,711,136
TOTAL MORTGAGE-BACKED SECURITIES (Cost $91,828,403)		83,392,882
ASSET-BACKED SECURITIES - 2.0%
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 07/15/2060(a)	1,349,178	1,273,163
SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/2028(a)	500,000	498,525
TOTAL ASSET-BACKED SECURITIES (Cost $1,848,933)		1,771,688

The accompanying notes are an integral part of these financial statements.

13

PIA MBS Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 1.2%
Fidelity Government Portfolio - Class Institutional, 5.21%(b)	1,086,467	$ 1,086,467

	Par
U.S. Treasury Bills - 2.3%
5.31%, 08/15/2024(c)	$2,000,000	1,978,751
TOTAL SHORT-TERM INVESTMENTS (Cost $3,064,634)		3,065,218
TOTAL INVESTMENTS - 99.6% (Cost $96,741,970)		$88,229,788
Other Assets in Excess of Liabilities - 0.4%		341,955
TOTAL NET ASSETS - 100.0%		$88,571,743

Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $3,645,537 or 4.1% of the Fund’s net assets.

(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(c)	The rate shown is the effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

14

PIA High Yield (MACS) Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 93.9%
Advertising - 1.1%
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(a)	$ 1,800,000	$ 1,791,766
Agriculture - 0.9%
Vector Group Ltd., 5.75%, 02/01/2029(a)	1,700,000	1,561,454
Airlines - 1.4%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030(a)	2,945,000	2,367,024
Auto Manufacturers - 1.1%
PM General Purchaser LLC, 9.50%, 10/01/2028(a)	1,750,000	1,777,543
Building Materials - 3.7%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(a)	1,995,000	1,997,101
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032(a)	750,000	746,592
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	1,775,000	1,623,882
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(a)	1,650,000	1,594,062
8.88%, 11/15/2031(a)	350,000	368,805
		6,330,442
Chemicals - 10.1%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(a)	2,372,000	1,194,705
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)	1,675,000	1,439,542
12.00%, 02/15/2031(a)	750,000	784,590
GPD Cos., Inc., 10.13%, 04/01/2026(a)	2,570,000	2,476,989
Herens Holdco Sarl, 4.75%, 05/15/2028(a)	1,784,000	1,530,272
Iris Holdings, Inc., 8.75% (9.50% PIK), 02/15/2026(a)(f)	2,495,000	2,039,663
Mativ Holdings, Inc., 6.88%, 10/01/2026(a)	1,940,000	1,911,996
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 05/15/2026(a)	2,465,000	705,002
Rain Carbon, Inc., 12.25%, 09/01/2029(a)	1,910,000	2,034,225
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(a)	1,000,000	936,830
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029(a)	2,250,000	1,999,734
		17,053,548
Coal - 1.1%
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	2,065,000	1,859,200
Commercial Services - 10.8%
Alta Equipment Group, Inc.
5.63%, 04/15/2026(a)	1,745,000	1,775,538
9.00%, 06/01/2029(a)	1,950,000	1,888,907
Champions Financing, Inc., 8.75%, 02/15/2029(a)	1,600,000	1,646,976
Cimpress PLC, 7.00%, 06/15/2026	1,925,000	1,920,716
CPI CG, Inc., 8.63%, 03/15/2026(a)	1,804,000	1,818,757

The accompanying notes are an integral part of these financial statements.

15

PIA High Yield (MACS) Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Commercial Services - (Continued)
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	$ 2,000,000	$ 1,835,322
PROG Holdings, Inc., 6.00%, 11/15/2029(a)	1,990,000	1,865,276
StoneMor, Inc., 8.50%, 05/15/2029(a)	2,130,000	1,725,535
VT Topco, Inc., 8.50%, 08/15/2030(a)	1,610,000	1,684,335
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(a)	2,224,000	2,163,925
		18,325,287
Computers - 2.0%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(a)	1,900,000	1,768,056
NCR Atleos Corp., 9.50%, 04/01/2029(a)	1,475,000	1,593,074
		3,361,130
Distribution/Wholesale - 2.7%
Verde Purchaser LLC, 10.50%, 11/30/2030(a)	2,700,000	2,848,973
Windsor Holdings III LLC, 8.50%, 06/15/2030(a)	1,695,000	1,772,958
		4,621,931
Diversified Financial Services - 2.2%
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	700,000	680,688
6.88%, 04/15/2030(a)	1,255,000	1,235,888
9.25%, 07/01/2031(a)	300,000	315,157
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029(a)	1,400,000	1,473,595
		3,705,328
Engineering & Construction - 3.0%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(a)	1,560,000	1,677,217
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(a)	1,550,000	1,531,415
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028(a)	1,885,000	1,912,116
		5,120,748
Entertainment - 1.8%
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.88%, 09/01/2031(a)	2,175,000	1,518,355
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	1,625,000	1,536,494
		3,054,849
Food - 2.2%
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/2026(a)	1,400,000	126,210
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	1,635,000	1,657,390
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029(a)	2,250,000	1,958,932
		3,742,532

The accompanying notes are an integral part of these financial statements.

16

PIA High Yield (MACS) Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Food Service - 1.7%
TKC Holdings, Inc.
6.88%, 05/15/2028(a)	$ 835,000	$ 816,518
10.50%, 05/15/2029(a)	2,065,000	2,037,118
		2,853,636
Forest Products & Paper - 1.3%
Mercer International, Inc.
12.88%, 10/01/2028(a)	700,000	758,967
5.13%, 02/01/2029	1,725,000	1,512,051
		2,271,018
Healthcare-Products - 0.6%
Sotera Health Holdings LLC, 7.38%, 06/01/2031(a)	1,050,000	1,044,175
Healthcare-Services - 2.9%
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028(a)	775,000	823,670
Kedrion SpA, 6.50%, 09/01/2029(a)	2,265,000	2,072,758
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(a)	2,850,000	2,038,339
		4,934,767
Household Products/Wares - 0.7%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/2026(a)	1,250,000	1,213,414
Internet - 1.2%
ION Trading Technologies Sarl
5.75%, 05/15/2028(a)	1,680,000	1,528,228
9.50%, 05/30/2029(a)	525,000	528,507
		2,056,735
Iron/Steel - 1.4%
TMS International Corp./DE, 6.25%, 04/15/2029(a)	2,600,000	2,405,033
Leisure Time - 0.9%
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028(a)	1,500,000	1,533,264
Machinery-Diversified - 2.9%
GrafTech Finance, Inc., 4.63%, 12/15/2028(a)	2,220,000	1,434,984
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028(a)	550,000	415,798
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029(a)	1,900,000	1,954,501
OT Merger Corp., 7.88%, 10/15/2029(a)	2,156,000	1,127,415
		4,932,698
Media - 3.2%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/2026(a)	2,230,000	1,332,425
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026(a)	2,000,000	912,075

The accompanying notes are an integral part of these financial statements.

17

PIA High Yield (MACS) Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Media - (Continued)
Univision Communications, Inc.
4.50%, 05/01/2029(a)	$ 1,375,000	$ 1,177,680
7.38%, 06/30/2030(a)	400,000	378,993
Urban One, Inc., 7.38%, 02/01/2028(a)	2,012,000	1,606,854
		5,408,027
Metal Fabricate/Hardware - 1.1%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	2,008,000	1,922,113
Mining - 2.2%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(a)	1,550,000	1,616,262
Compass Minerals International, Inc., 6.75%, 12/01/2027(a)	2,255,000	2,151,562
		3,767,824
Miscellaneous Manufacturing - 1.2%
Calderys Financing LLC, 11.25%, 06/01/2028(a)	1,950,000	2,081,424
Office-Business Equipment - 2.3%
Pitney Bowes, Inc., 6.88%, 03/15/2027(a)	2,400,000	2,229,685
Xerox Holdings Corp., 5.50%, 08/15/2028(a)	1,900,000	1,670,597
		3,900,282
Oil & Gas Services - 3.3%
Bristow Group, Inc., 6.88%, 03/01/2028(a)	2,000,000	1,964,887
Enerflex Ltd., 9.00%, 10/15/2027(a)	1,885,000	1,925,603
Welltec International ApS, 8.25%, 10/15/2026(a)	1,600,000	1,629,214
		5,519,704
Packaging & Containers - 3.0%
Clearwater Paper Corp., 4.75%, 08/15/2028(a)	1,550,000	1,454,511
LABL, Inc.
5.88%, 11/01/2028(a)	1,350,000	1,216,508
9.50%, 11/01/2028(a)	950,000	967,488
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(a)	1,325,000	1,441,338
		5,079,845
Pipelines - 9.0%
Global Partners LP / GLP Finance Corp.
7.00%, 08/01/2027	625,000	628,215
6.88%, 01/15/2029	1,175,000	1,157,603
8.25%, 01/15/2032(a)	390,000	401,512
ITT Holdings LLC, 6.50%, 08/01/2029(a)	2,699,000	2,473,106
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028(a)	1,915,000	2,061,298
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029(a)	875,000	891,677
8.38%, 02/15/2032(a)	1,080,000	1,100,864

The accompanying notes are an integral part of these financial statements.

18

PIA High Yield (MACS) Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pipelines - (Continued)
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
9.50%, 10/15/2026(a)(b)	$ 1,890,000	$1,940,626
12.00%, 10/15/2026(a)	700,000	711,363
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/2026	1,972,000	1,882,556
Venture Global LNG, Inc., 8.13%, 06/01/2028(a)	1,875,000	1,917,514
		15,166,334
Retail - 2.2%
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029(a)	1,875,000	1,771,139
Staples, Inc., 7.50%, 04/15/2026(a)	2,010,000	2,013,052
		3,784,191
Software - 3.8%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(a)	2,295,000	2,113,415
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028(a)	1,625,000	1,448,858
8.75%, 05/01/2029(a)	370,000	374,268
Rocket Software, Inc.
9.00%, 11/28/2028(a)	1,090,000	1,108,378
6.50%, 02/15/2029(a)	1,735,000	1,463,619
		6,508,538
Transportation - 3.3%
Brightline East LLC, 11.00%, 01/31/2030(a)	2,020,000	1,916,914
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029(a)	1,900,000	1,713,651
Rand Parent LLC, 8.50%, 02/15/2030(a)	2,000,000	1,957,794
		5,588,359
Trucking & Leasing - 0.5%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/2031(a)	750,000	759,279
Water - 1.1%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026(a)	1,835,000	1,843,463
TOTAL CORPORATE BONDS
(Cost $167,198,865)		159,246,905
	Shares
COMMON STOCKS - 0.1%
Building Materials - 0.1%
Northwest Hardwoods(c)(d)	2,996	149,800
TOTAL COMMON STOCKS (Cost $137,017)		149,800

The accompanying notes are an integral part of these financial statements.

19

PIA High Yield (MACS) Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 5.4%
Money Market Funds - 5.4%
Fidelity Government Portfolio - Class Institutional, 5.20%(e)	9,176,477	$9,176,477
TOTAL SHORT-TERM INVESTMENTS (Cost $9,176,477)		9,176,477
TOTAL INVESTMENTS - 99.4% (Cost $176,512,359)		$ 168,573,182
Other Assets in Excess of Liabilities - 0.6%		1,031,482
TOTAL NET ASSETS - 100.0%		$ 169,604,664

Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $150,223,651 or 88.6% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of May 31, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $149,800 or 0.1% of net assets as of May 31, 2024.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(f)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
The accompanying notes are an integral part of these financial statements.

20

Statements of Assets and Liabilities
May 31, 2024 (Unaudited)

	BBB BOND FUND	MBS BOND FUND	HIGH YIELD (MACS) FUND
Assets:
Investments in securities, at value (cost $228,545,578, $96,741,970, and $176,512,359, respectively)	$200,618,819	$88,229,788	$168,573,182
Receivable for fund shares sold	151,968	154,083	52,620
Interest receivable	2,148,608	264,608	2,935,537
Due from investment adviser (Note 4)	—	2,924	—
Prepaid expenses	19,635	14,559	30,047
Total assets	202,939,030	88,665,962	171,591,386
Liabilities:
Payable for securities purchased	—	—	1,902,180
Payable for fund shares redeemed	96,671	10,526	—
Administration fees	33,496	32,559	32,640
Custody fees	3,052	1,790	2,324
Transfer agent fees and expenses	24,961	17,500	13,885
Fund accounting fees	13,094	4,497	7,124
Audit fees	11,033	11,033	11,033
Chief Compliance Officer fee	3,666	3,666	3,666
Trustees’ fees and expenses	5,603	5,603	5,320
Accrued expenses	10,924	7,045	8,550
Total liabilities	202,500	94,219	1,986,722
Net Assets	$202,736,530	$88,571,743	$169,604,664

Net Assets Consist of:
Paid-in capital	$242,885,331	$99,666,655	$183,097,560
Total Accumulated deficit	(40,148,801)	(11,094,912)	(13,492,896)
Net assets	$202,736,530	$88,571,743	$169,604,664
Net asset value, offering price and redemption price per share	$8.26	$8.04	$8.53
Shares issued and outstanding (unlimited number of shares authorized, par value $0.01)	24,549,572	11,018,543	19,876,405

The accompanying notes are an integral part of these financial statements.

21

Statements of Operations
Six Months Ended May 31, 2024 (Unaudited)

	BBB BOND FUND	MBS BOND FUND	HIGH YIELD (MACS) FUND
Investment Income:
Interest (net of interest tax withheld of $0, $0, and $19,041, respectively)	$3,895,384	$1,907,877	$6,856,748
Total investment income	3,895,384	1,907,877	6,856,748
Expenses:
Administration fees (Note 4)	50,046	48,919	49,063
Transfer agent fees and expenses (Note 4)	40,031	31,693	21,385
Fund accounting fees (Note 4)	18,300	6,783	10,056
Registration fees	13,664	13,112	11,487
Audit fees	11,434	11,434	11,434
Trustees’ fees and expenses	8,647	8,647	8,789
Custody fees (Note 4)	8,403	6,183	7,119
Chief Compliance Officer fee (Note 4)	5,499	5,499	5,499
Reports to shareholders	4,024	3,043	3,197
Insurance	3,224	2,213	2,645
Legal fees	3,007	3,068	3,009
Miscellaneous	1,902	1,891	2,313
Interest expense (Note 6)	812	—	—
Total expenses	168,993	142,485	135,996
Less: Expense reimbursement from adviser (Note 4)	—	(33,061)	—
Net expenses	168,993	109,424	135,996
Net investment income	3,726,391	1,798,453	6,720,752
Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(397,691)	(360,735)	(997,317)
Net change in unrealized appreciation/(depreciation) on investments	2,879,986	(11,254)	4,973,544
Net gain/(loss) on investments	2,482,295	(371,989)	3,976,227
Net increase in net assets resulting from operations	$6,208,686	$1,426,464	$10,696,979

The accompanying notes are an integral part of these financial statements.

22

Statements of Changes in Net Assets

	BBB BOND FUND		MBS BOND FUND		HIGH YIELD (MACS) FUND
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$3,726,391	$7,374,416	$1,798,453	$2,571,182	$6,720,752	$11,330,179
Net realized loss on investments	(397,691)	(6,498,454)	(360,735)	(504,595)	(997,317)	(1,256,154)
Net change in unrealized appreciation/ (depreciation) on investments	2,879,986	8,098,012	(11,254)	(2,290,137)	4,973,544	5,823,534
Net increase/(decrease) in net assets resulting from operations	6,208,686	8,973,974	1,426,464	(223,550)	10,696,979	15,897,559
Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(3,745,662)	(7,381,399)	(1,814,756)	(2,462,974)	(6,738,404)	(11,311,354)
Total dividends and distributions	(3,745,662)	(7,381,399)	(1,814,756)	(2,462,974)	(6,738,404)	(11,311,354)
Capital Share Transactions:
Net proceeds from shares sold	26,677,832	33,593,171	8,933,351	44,034,255	21,941,162	17,472,044
Distributions reinvested	3,432,365	6,835,650	1,531,919	2,073,852	6,432,708	11,136,841
Payment for shares redeemed	(20,966,106)	(73,229,425)	(7,257,205)	(11,982,947)	(11,361,179)	(8,778,078)
Net increase/(decrease) in net assetsfrom capital share transactions	9,144,091	(32,800,604)	3,208,065	34,125,160	17,012,691	19,830,807
Total increase/(decrease) in net assets	11,607,115	(31,208,029)	2,819,773	31,438,636	20,971,266	24,417,012
Net Assets, Beginning of period	191,129,415	222,337,444	85,751,970	54,313,334	148,633,398	124,216,386
Net Assets, End of period	$202,736,530	$191,129,415	$88,571,743	$85,751,970	$169,604,664	$148,633,398

The accompanying notes are an integral part of these financial statements.

23

Statements of Changes in Net Assets (Continued)

	BBB BOND FUND		MBS BOND FUND		HIGH YIELD (MACS) FUND
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Transactions in Shares:
Shares sold	3,205,622	4,124,938	1,096,774	5,290,189	2,586,089	2,111,522
Shares issued on reinvestment of distributions	413,194	843,440	187,890	253,983	755,729	1,358,716
Shares redeemed	(2,513,667)	(8,986,059)	(890,061)	(1,451,260)	(1,342,043)	(1,058,902)
Net increase/(decrease) in shares outstanding	1,105,149	(4,017,681)	394,603	4,092,912	1,999,775	2,411,336

The accompanying notes are an integral part of these financial statements.

24

BBB BOND FUND
Financial Highlights
(For a fund share outstanding throughout each period)

	Six Months Ended May 31, 2024 (Unaudited)	Year ended November 30,
		2023	2022	2021	2020	2019
Per Share Operating Performance
Net asset value, beginning of period	$8.15	$8.10	$9.97	$10.32	$9.76	$8.67
Income From Investment Operations:
Net investment income	0.16	0.30	0.29	0.28	0.33	0.37
Net realized and unrealized gain/(loss) on investments	0.11	0.05	(1.87)	(0.35)	0.56	1.09
Total from investment operations	0.27	0.35	(1.58)	(0.07)	0.89	1.46

Less Distributions:
Distributions from net investment income	(0.16)	(0.30)	(0.29)	(0.28)	(0.33)	(0.37)
Total distributions	(0.16)	(0.30)	(0.29)	(0.28)	(0.33)	(0.37)
Net asset value, end of period	$8.26	$8.15	$8.10	$9.97	$10.32	$9.76
Total Return	3.27%++	4.43%	−16.00%	−0.61%	9.37%	17.10%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$202,737	$191,129	$222,337	$296,682	$286,106	$142,283
Ratio of expenses to average net assets:
Net of expense reimbursement	0.17%+	0.17%	0.15%	0.15%	0.17%	0.19%
Before expense reimbursement	0.17%+	0.17%	0.15%	0.15%	0.17%	0.20%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.75%+	3.67%	3.26%	2.83%	3.41%	3.97%
Before expense reimbursement	3.75%+	3.67%	3.26%	2.83%	3.41%	3.96%
Portfolio turnover rate	6%++	8%	10%	20%	36%	20%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

25

MBS BOND FUND
Financial Highlights
(For a fund share outstanding throughout each period)

	Six Months Ended May 31, 2024 (Unaudited)	Year ended November 30,
		2023	2022	2021	2020	2019
Per Share Operating Performance
Net asset value, beginning of period	$8.07	$8.32	$9.56	$9.71	$9.57	$9.17
Income From Investment Operations:
Net investment income	0.17	0.28	0.17	0.08	0.17	0.26
Net realized and unrealized gain/(loss) on investments	(0.03)	(0.26)	(1.23)	(0.15)	0.19	0.42
Total from investment operations	0.14	0.02	(1.06)	(0.07)	0.36	0.68

Less Distributions:
Distributions from net investment income	(0.17)	(0.27)	(0.18)	(0.08)	(0.22)	(0.28)
Total distributions	(0.17)	(0.27)	(0.18)	(0.08)	(0.22)	(0.28)
Net asset value, end of period	$8.04	$8.07	$8.32	$9.56	$9.71	$9.57
Total Return	7.10%++	0.29%	−11.12%	−0.73%	3.77%	7.53%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$88,572	$85,752	$54,313	$60,396	$74,863	$69,730
Ratio of expenses to average net assets:
Net of expense reimbursement	0.25%+	0.23%	0.23%	0.23%	0.23%	0.23%
Before expense reimbursement	0.32%+	0.38%	0.43%	0.31%	0.36%	0.36%
Ratio of net investment income to average net assets:
Net of expense reimbursement	4.06%+	3.58%	1.97%	0.56%	1.74%	2.73%
Before expense reimbursement	3.99%+	3.43%	1.77%	0.48%	1.61%	2.60%
Portfolio turnover rate	11%++	13%	146%	680%	171%	20%

+	Annualized for periods less than one period.
++	Not annualized for periods less than one period.
The accompanying notes are an integral part of these financial statements.

26

HIGH YIELD (MACS) FUND
Financial Highlights
(For a fund share outstanding throughout each period)

	Six Months Ended May 31, 2024 (Unaudited)	Year ended November 30,
		2023	2022	2021	2020	2019
Per Share Operating Performance
Net asset value, beginning of period	$8.31	$8.03	$9.67	$9.57	$9.42	$9.44
Income From Investment Operations:
Net investment income	0.36	0.69	0.69	0.68	0.64	0.64
Net realized and unrealized gain/(loss) on investments	0.22	0.28	(1.48)	0.10	0.15	0.02
Total from investment operations	0.58	0.97	(0.79)	0.78	0.79	0.66
Less Distributions:
Distributions from net investment income	(0.36)	(0.69)	(0.70)	(0.68)	(0.64)	(0.64)
Distributions from net realized gains on investments	—	—	(0.15)	—	(0.02)	(0.04)
Total distributions	(0.36)	(0.69)	(0.85)	(0.68)	(0.66)	(0.68)
Increse from payment made by affiliate and administrator due to operational error	—	—	—	—	0.02	—
Net asset value, end of period	$8.53	$8.31	$8.03	$9.67	$9.57	$9.42
Total Return	7.10%++	12.50%	−8.50%	8.31%	9.25%^	7.21%
Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$169,605	$148,633	$124,216	$131,815	$119,796	$79,915
Ratio of expenses to average net assets:
Net of expense reimbursement	0.17%+	0.20%	0.20%	0.20%	0.24%	0.25%
Before expense reimbursement	0.17%+	0.20%	0.20%	0.20%	0.24%	0.28%
Ratio of net investment income to average net assets:
Net of expense reimbursement	8.54%+	8.37%	7.98%	6.91%	7.11%	6.72%
Before expense reimbursement	8.54%+	8.37%	7.98%	6.91%	7.11%	6.69%
Portfolio turnover rate	15%++	33%	24%	70%	51%	36%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^
Includes increase from payment made by affiliate and administrator due to operational error. On September 18, 2020, the High Yield (MACS) Fund received a reimbursement of $199,712 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020. Due to a miscommunication, the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged. Had the Fund not received the payment, total return would have been 9.02%.

The accompanying notes are an integral part of these financial statements.

27

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
Currently, the Funds offer the Managed Account Completion Shares (MACS) class. Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives. The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Ratings Services, the Baa category by Moody’s Investors Services, Inc. or the BBB category by Fitch Ratings, Inc. The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that exceeds the Bloomberg Barclays U.S. MBS Fixed Rate Index. The investment objective of the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) is to seek a high level of current income. The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. The High Yield (MACS) Fund commenced operations on December 26, 2017. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.
Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

28

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on a first in, first out basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Accounting Pronouncements – In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that the Funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Funds have implemented these requirements.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Funds’ financial statements.
In March 2020, the Financial Accounting Standards Board(“FASB”) issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. The Secured Overnight Financing Rate (SOFR) is the main replacement for LIBOR in certain financial contracts after June 30, 2023.

29

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
In December 2022, FASB issued ASU 2022-06, Topic 848 – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are considered limited derivatives users under the Trust Policy and therefore, are required to limit derivatives exposure to no more than 10% of the Funds’ net assets. During the six months ended May 31, 2024, the MBS Bond Fund held a limited number of TBA securities. At May 31, 2024 the MBS Bond Fund did not hold any derivatives. The BBB Bond Fund and the High Yield MACS Fund did not enter into derivatives transactions.
Events Subsequent to the Fiscal Period end: In preparing the financial statements as of May 31, 2024, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Refer to Note 11 for more information about subsequent events.
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.
Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

30

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.
Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
All foreign securities owned by the Funds are U.S. dollar denominated.
Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.
U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. These securities are typically categorized in Level 2 of the fair value hierarchy.
Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Funds’ net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

31

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2024, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at May 31, 2024.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2024:
BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Corporate Bonds	$ —	$187,994,183	$ —	$187,994,183
Foreign Government Debt Obligations	—	10,472,980	—	10,472,980
U.S. Treasury Obligations	—	1,901,914	—	1,901,914
Total Fixed Income Securities	—	200,369,077	—	200,369,077
Money Market Fund	249,742	—	—	249,742
Total Investments	$ 249,742	$200,369,077	$ —	$200,618,819

MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Asset-Backed Securities	$—	$1,771,688	$ —	$1,771,688
Mortgage-Backed Securities	—	83,392,882	—	83,392,882
Total Fixed Income Securities	—	85,164,570	—	85,164,570
Money Market Fund	1,086,467	—	—	1,086,467
U.S. Treasury Bills	—	1,978,751	—	1,978,751
Total Investments	$ 1,086,467	$ 87,143,321	$ —	$ 88,229,788

High Yield (MACS) Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Common Stocks	$ —	$ —	$ 149,800	$149,800
Total Common Stocks	—	—	149,800	149,800
Fixed Income Securities
Corporate Bonds	—	159,246,905	—	159,246,905
Total Fixed Income Securities	—	159,246,905	—	159,246,905
Money Market Fund	9,176,477	—	—	9,176,477
Total Investments	$9,176,477	$ 159,246,905	$149,800	$168,573,182

32

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
Refer to each Fund’s schedule of investments for a detailed break-out of securities by industry classification.
The following is a reconciliation of the High Yield (MACS) Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2023	$ 149,800
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of May 31, 2024	$ 149,800

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have investment advisory agreements with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. Under the agreement, the Funds do not pay the Adviser an investment advisory fee. However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser. Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds. Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.
The Funds are responsible for their own operating expenses. PIA has temporarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit each Fund’s aggregate annual operating expenses as a percent of average daily net assets. Prior to April 1, 2024 the MBS Bond Fund’s expense cap was 0.23%. The expense limitations are as follows:

BBB Fund	0.19%
MBS Fund	0.28%
High Yield (MACS) Fund	0.25%

The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. For the six months ended May 31, 2024, the Adviser absorbed Fund expenses in the amount of $0, $33,061, and $0 for the BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund, respectively.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2024, are disclosed in the Statements of Operations.
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control

33

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The BBB Bond Fund, the MBS Bond Fund, and the High Yield (MACS) Fund expensed $16,216, $14,059, and $47, respectively, of sub-transfer agent fees during the six months ended May 31, 2024. These fees are included in the transfer agent fees and expenses amount disclosed in the Statements of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended May 31, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$15,250,570	$7,425,542	$5,997,412	$ 3,441,365
MBS Bond Fund	499,941	—	13,541,016	9,153,733
High Yield (MACS) Fund	41,475,080	22,593,488	—	—

NOTE 6 – LINE OF CREDIT
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have a secured line of credit in the amount of $15,000,000 with a limit of 33.33% of market value of assets, $8,000,000 with a limit of 33.33% of market value of assets, and $15,000,000 with a limit of 15% of market value of assets, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended May 31, 2024, the BBB Fund drew on its line of credit. The Fund had an outstanding average daily balance of $3,153, paid a weighted average interest rate of 8.50%, and incurred interest expense of $812. The maximum amount outstanding for the BBB Fund during the six months ended May 31, 2024, was $577,000. At May 31, 2024, the Fund had an no outstanding loan amount. The MBS Fund and the High Yield (MACS) Fund did not draw upon their line of credit.
NOTE 7 – FEDERAL INCOME TAX INFORMATION
The tax character of distributions paid during the six months ended May 31, 2024 and year November 30, 2023 were as follows:

	BBB Bond Fund		MBS Bond Fund		High Yield (MACS) Fund
	May 31, 2024	November 30, 2023	May 31, 2024	November 30, 2023	May 31, 2024	November 30, 2023
Ordinary income	$ 3,745,662	$ 7,381,399	$ 1,814,756	$ 2,462,974	$ 6,738,404	$ 11,311,354

34

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
As of November 30, 2023, the Funds’ most recently completed fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund	High Yield (MACS) Fund
Cost of investments (a)	$ 220,530,967	$95,988,230	$ 160,301,037
Gross unrealized appreciation	703,404	95,630	1,679,523
Gross unrealized depreciation	(31,526,666)	(8,596,558)	(14,592,244)
Net unrealized appreciation/(depreciation) (a)	(30,823262)	(8,500,928)	(12,912,721)
Undistributed ordinary income	59,896	160,119	102,000
Undistributed long-term capital gain	—	—	—
Total distributable earnings	59,896	160,119	102,000
Other accumulated gains/(losses)	(11,848,459)	(2,365,811)	(4,640,750)
Total accumulated earnings/(losses)	$(42,611,825)	$ (10,706,620)	$(17,451,471)

(a)	The difference between book-basis and tax-basis net unrealized appreciation in the Funds is attributable primarily to wash sales.
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund had tax capital losses, which may be carried over indefinitely to offset future gains, as follows:

	BBB Bond Fund	MBS Bond Fund	High Yield (MACS) Fund
Short-term capital losses	$1,749,432	$ 1,496,359	$—
Long-term capital losses	10,099,027	869,452	4,640,750

NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Interest Rate Risk. The value of a Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

35

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.
•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Funds.

BBB Bond Fund
•
High Yield Securities Risk. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

MBS Bond Fund
•
ETF and Mutual Fund Risk. When the MBS Bond Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Mortgage-Backed Securities. These risks include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

•
Risks associated with Real Estate and Regulatory Actions. Although some of the securities in the Fund are expected to either have a U.S. government sponsored entity guarantee or be AAA rated by any NSRSO, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. In addition, any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

36

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Adviser entered into the transaction. Adviser accounts with TBA securities are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.

•
Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

•
Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

•
Asset-Backed Securities Risks. These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

High Yield (MACS) Fund
•	High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.
•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Convertible Securities Risk.  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

37

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
•
Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

NOTE 9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of May 31, 2024:

Fund	Shareholder	Percent of Shares Held
BBB Bond Fund	Wells Fargo LLC	44.61%
MBS Bond Fund	Morgan Stanley LLC	40.55%
High Yield (MACS) Fund	First Hawaiian Bank	89.09%

Note 10 – Trustees and Officers
Effective March 22, 2024, Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust and Ms. Elaine Richards was appointed Assistant Secretary of the Trust. Previously, Ms. Kabakali served as Assistant Secretary and Ms. Richards served as Secretary and Vice President of the Trust. Effective June 6, 2024, Ms. Cheryl King retired from her service as Assistant Treasurer of the Trust.
Note 11 – SUBSEQUENT EVENTS
At the board meeting held on June 27, 2024 the Board of Trustees (the “Board”) approved two trustees to the Advisors Series Trust (the “Trust”). At a special shareholder meeting being held on August 27, 2024, shareholders will vote on Michele Rackey and two additional nominees to join the Board as Trustees. One of the nominees, Michele Rackey, already serves as a Trustee of the Trust but has not yet been elected by shareholders.

38

PIA BBB Bond Fund
PIA MBS Bond Fund
PIA High Yield (MACS) Fund
Approval of Investment Advisory Agreements (Unaudited)
At meetings held on October 18, 2023 and December 14-15, 2023, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreements”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA BBB Bond Fund (the “BBB Fund”), the PIA MBS Bond Fund (the “MBS Fund”), and the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) (collectively, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreements. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board also noted that the Adviser was working towards implementation of newly adopted Securities and Exchange Commission rules applicable to the Fund, including the new tailored shareholder reports. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss each Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board took into account that all shareholders of the Funds are advisory clients of the Adviser and that the Funds are used as investment options to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2023, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

BBB Fund: The Board noted that the BBB Fund outperformed the average of its Morningstar peer group for the one-, five-, and ten-year periods and underperformed for the three-year period ended June 30, 2023. The

39

PIA BBB Bond Fund
PIA MBS Bond Fund
PIA High Yield (MACS) Fund
Approval of Investment Advisory Agreements (Unaudited) (Continued)
Board noted that the BBB Fund outperformed the average of its Cohort for the one-year period and underperformed for the three-, five- and ten-year periods ended June 30, 2023. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed the benchmark index for the one-, three-, five-, and ten-year periods ended June 30, 2023.
The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the BBB Fund.
MBS Fund: The Board noted that the MBS Fund outperformed the average of its Morningstar peer group for the one-, three- and ten-year periods and underperformed for the five-year period ended June 30, 2023. The Board also noted the Fund outperformed the average of its Cohort for the one-, three-, five- and ten-year periods ended June 30, 2023. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its benchmark index for the one-, three- and five-year periods and underperformed for the ten-year period ended June 30, 2023.
The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the MBS Fund.
High Yield (MACS) Fund: The Board noted that the High Yield (MACS) Fund outperformed the average of the Morningstar peer group and the Cohort for the one-, three- and five-year periods, all periods ended June 30, 2023. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its benchmark index for the one-, three- and five-year periods ended June 30, 2023.
The Board also considered any differences in performance between the similarly managed accounts of the Adviser and the performance of the Fund, noting that the Fund had outperformed its similarly managed account composite for the one-, three-, and five-year periods ended June 30, 2023.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreements. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements. The Board also considered that the Adviser does not manage any other accounts with strategies similar to that of the BBB Fund and MBS Fund.

BBB Fund: The Board noted that the Fund’s net expense ratio was below the median and average of its Cohort and below the average of its Morningstar peer group. The Board noted that the Adviser does not charge management fees to the BBB Fund. The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the BBB Fund.
MBS Fund: The Board noted that the Fund’s net expense ratio was below the median and average of its Cohort and below the average of its Morningstar peer group. The Board also noted that the Adviser does not charge management fees to the MBS Fund. The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the MBS Fund.
High Yield (MACS) Fund: The Board noted that the Fund’s net expense ratio was below the median and average of its Cohort below the average of its Morningstar peer group. The Board also noted that the Adviser does not charge management fees to the High Yield (MACS) Fund. The Board recognized that clients of the Adviser will pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the High Yield Fund. The Board additionally noted that the Adviser’s similarly managed accounts in the same strategy are charged a higher management fee.

40

PIA BBB Bond Fund
PIA MBS Bond Fund
PIA High Yield (MACS) Fund
Approval of Investment Advisory Agreements (Unaudited) (Continued)
The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that since the Adviser does not charge a management fee to the Funds, and has temporarily agreed to absorb all but 0.19%, 0.23% and 0.25% of the BBB Fund’s, MBS Fund’s and High Yield (MACS) Fund’s ordinary operating expenses through March 29, 2024, respectively, it did not appear that there were any additional significant economies of scale being realized by the Adviser. The Board additionally noted that the expense ratios for BBB Fund and High Yield (MACS) Fund are currently running below the Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds, including the advisory fees it received from the wrap programs and other advisory accounts associated with assets invested in the Funds. The Board also considered that the Funds do not charge any Rule 12b-1 fees or utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the BBB Fund, MBS Fund, and High Yield (MACS) Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreements for the BBB Fund, MBS Fund, and High Yield (MACS) Fund would be in the best interests of each Fund and its shareholders.

41

PIA HIGH YIELD FUND
Core Financial Statements
May 31, 2024

PIA High Yield Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 97.2%
Advertising - 0.9%
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(a)	$550,000	$ 547,484
Agriculture - 1.1%
Vector Group Ltd., 5.75%, 02/01/2029(a)	750,000	688,877
Airlines - 1.2%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030(a)	943,000	757,930
Auto Manufacturers - 1.1%
PM General Purchaser LLC, 9.50%, 10/01/2028(a)	676,000	686,640
Building Materials - 4.0%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(a)	775,000	775,816
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(a)	250,000	248,864
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	725,000	663,276
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(a)	650,000	627,964
8.88%, 11/15/2031(a)	150,000	158,059
		2,473,979
Chemicals - 10.3%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(a)	932,000	469,420
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)	725,000	623,085
12.00%, 02/15/2031(a)	250,000	261,530
GPD Cos., Inc., 10.13%, 04/01/2026(a)	910,000	877,066
Herens Holdco Sarl, 4.75%, 05/15/2028(a)	750,000	643,332
Iris Holdings, Inc., 8.75% (9.50% PIK), 02/15/2026(a)(f)	762,000	622,935
Mativ Holdings, Inc., 6.88%, 10/01/2026(a)	780,000	768,741
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 05/15/2026(a)	1,124,000	321,470
Rain Carbon, Inc., 12.25%, 09/01/2029(a)	755,000	804,105
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(a)	300,000	281,049
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029(a)	775,000	688,797
		6,361,530
Coal - 1.1%
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	725,000	652,746
Commercial Services - 11.4%
Alta Equipment Group, Inc.
5.63%, 04/15/2026(a)	650,000	661,375
9.00%, 06/01/2029(a)	671,000	649,978
Champions Financing, Inc., 8.75%, 02/15/2029(a)	650,000	669,084
Cimpress PLC, 7.00%, 06/15/2026	785,000	783,253
CPI CG, Inc., 8.63%, 03/15/2026(a)	700,000	705,726
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	735,000	674,481
PROG Holdings, Inc., 6.00%, 11/15/2029(a)	850,000	796,726

1

PIA High Yield Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Commercial Services - (Continued)
StoneMor, Inc., 8.50%, 05/15/2029(a)	$815,000	$ 660,240
VT Topco, Inc., 8.50%, 08/15/2030(a)	650,000	680,011
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(a)	825,000	802,715
		7,083,589
Computers - 1.9%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(a)	675,000	628,125
NCR Atleos Corp., 9.50%, 04/01/2029(a)	535,000	577,827
		1,205,952
Distribution/Wholesale - 2.5%
Verde Purchaser LLC, 10.50%, 11/30/2030(a)	850,000	896,899
Windsor Holdings III LLC, 8.50%, 06/15/2030(a)	625,000	653,745
		1,550,644
Diversified Financial Services - 2.3%
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	320,000	311,172
6.88%, 04/15/2030(a)	350,000	344,670
9.25%, 07/01/2031(a)	135,000	141,820
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029(a)	600,000	631,541
		1,429,203
Engineering & Construction - 3.5%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(a)	625,000	671,962
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(a)	650,000	642,207
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028(a)	811,000	822,666
		2,136,835
Entertainment - 2.0%
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.88%, 09/01/2031(a)	775,000	541,023
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	717,000	677,948
		1,218,971
Food - 2.2%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	647,000	655,860
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029(a)	840,000	731,335
		1,387,195
Food Service - 1.6%
TKC Holdings, Inc.
6.88%, 05/15/2028(a)	235,000	229,798
10.50%, 05/15/2029(a)	785,000	774,401
		1,004,199

2

PIA High Yield Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Forest Products & Paper - 1.5%
Mercer International, Inc.
12.88%, 10/01/2028(a)	$300,000	$ 325,271
5.13%, 02/01/2029	700,000	613,586
		938,857
Healthcare-Products - 0.3%
Sotera Health Holdings LLC, 7.38%, 06/01/2031(a)	200,000	198,890
Healthcare-Services - 2.9%
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028(a)	375,000	398,550
Kedrion SpA, 6.50%, 09/01/2029(a)	770,000	704,646
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(a)	1,000,000	715,207
		1,818,403
Household Products/Wares - 0.9%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/2026(a)	575,000	558,170
Internet - 1.1%
ION Trading Technologies Sarl
5.75%, 05/15/2028(a)	570,000	518,506
9.50%, 05/30/2029(a)	175,000	176,169
		694,675
Iron/Steel - 1.5%
TMS International Corp./DE, 6.25%, 04/15/2029(a)	990,000	915,763
Leisure Time - 0.6%
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028(a)	359,000	366,961
Machinery-Diversified - 3.0%
GrafTech Finance, Inc., 4.63%, 12/15/2028(a)	904,000	584,336
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028(a)	150,000	113,399
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029(a)	600,000	617,211
OT Merger Corp., 7.88%, 10/15/2029(a)	994,000	519,782
		1,834,728
Media - 3.8%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/2026(a)	995,000	594,513
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026(a)	800,000	364,830
Univision Communications, Inc.
4.50%, 05/01/2029(a)	570,000	488,202
7.38%, 06/30/2030(a)	250,000	236,870
Urban One, Inc., 7.38%, 02/01/2028(a)	875,000	698,806
		2,383,221
Metal Fabricate/Hardware - 1.3%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	855,000	818,430

3

PIA High Yield Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Mining - 2.3%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(a)	$650,000	$ 677,788
Compass Minerals International, Inc., 6.75%, 12/01/2027(a)	750,000	715,597
		1,393,385
Miscellaneous Manufacturing - 1.1%
Calderys Financing LLC, 11.25%, 06/01/2028(a)	665,000	709,819
Office-Business Equipment - 2.5%
Pitney Bowes, Inc., 6.88%, 03/15/2027(a)	985,000	915,100
Xerox Holdings Corp., 5.50%, 08/15/2028(a)	725,000	637,465
		1,552,565
Oil & Gas Services - 2.9%
Bristow Group, Inc., 6.88%, 03/01/2028(a)	750,000	736,832
Enerflex Ltd., 9.00%, 10/15/2027(a)	665,000	679,324
Welltec International ApS, 8.25%, 10/15/2026(a)	400,000	407,304
		1,823,460
Packaging & Containers - 3.6%
Clearwater Paper Corp., 4.75%, 08/15/2028(a)	750,000	703,796
LABL, Inc.
5.88%, 11/01/2028(a)	450,000	405,502
9.50%, 11/01/2028(a)	425,000	432,824
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(a)	625,000	679,876
		2,221,998
Pipelines - 9.8%
Global Partners LP / GLP Finance Corp.
7.00%, 08/01/2027	275,000	276,414
6.88%, 01/15/2029	416,000	409,841
8.25%, 01/15/2032(a)	165,000	169,871
ITT Holdings LLC, 6.50%, 08/01/2029(a)	1,055,000	966,701
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028(a)	750,000	807,297
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029(a)	375,000	382,147
8.38%, 02/15/2032(a)	417,000	425,056
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
9.50%, 10/15/2026(a)(b)	765,000	785,491
12.00%, 10/15/2026(a)	300,000	304,870
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/2026	905,000	863,952
Venture Global LNG, Inc., 8.13%, 06/01/2028(a)	650,000	664,738
		6,056,378
Retail - 2.4%
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029(a)	750,000	708,455
Staples, Inc., 7.50%, 04/15/2026(a)	775,000	776,177
		1,484,632

4

PIA High Yield Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Software - 3.7%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(a)	$800,000	$736,702
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028(a)	625,000	557,253
8.75%, 05/01/2029(a)	130,000	131,500
Rocket Software, Inc.
9.00%, 11/28/2028(a)	150,000	152,529
6.50%, 02/15/2029(a)	835,000	704,393
		2,282,377
Transportation - 3.2%
Brightline East LLC, 11.00%, 01/31/2030(a)	625,000	593,105
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029(a)	750,000	676,441
Rand Parent LLC, 8.50%, 02/15/2030(a)	735,000	719,489
		1,989,035
Trucking & Leasing - 0.4%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/2031(a)	250,000	253,093
Water - 1.3%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026(a)	795,000	798,667
TOTAL CORPORATE BONDS (Cost $63,514,757)		60,279,281
	Shares
COMMON STOCKS - 0.2%
Building Materials - 0.2%
Northwest Hardwoods(c)(d)	2,996	149,800
TOTAL COMMON STOCKS (Cost $137,016)		149,800
SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
Fidelity Government Portfolio - Class Institutional, 5.20%(e)	1,211,552	1,211,552
TOTAL SHORT-TERM INVESTMENTS (Cost $1,211,552)		1,211,552
TOTAL INVESTMENTS - 99.4% (Cost $64,863,325)		$61,640,633
Other Assets in Excess of Liabilities - 0.6%		353,069
TOTAL NET ASSETS - 100.0%		$61,993,702

Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $56,513,805 or 91.2% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of May 31, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $149,800 or 0.2% of net assets as of May 31, 2024.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(f)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

5

PIA HIGH YIELD FUND
Statement of Assets and Liabilities
May 31, 2024 (Unaudited)

Assets:
Investments in securities, at value (cost $64,863,325)	$ 61,640,633
Receivable for fund shares sold	16,232
Interest receivable	1,088,646
Prepaid expenses	20,806
Total assets	62,766,317
Liabilities:
Payable to investment adviser	21,574
Payable for securities purchased	654,614
Payable for fund shares redeemed	10,368
Administration fees	32,967
Transfer agent fees and expenses	15,792
Fund accounting fees	6,720
Audit fees	11,034
Chief Compliance Officer fee	3,667
Custody fees	1,199
Shareholder reporting	5,322
Trustees’ fees and expenses	5,603
Accrued expenses	3,755
Total liabilities	772,615
Net Assets	$ 61,993,702
Net Assets Consist of:
Paid-in capital	$ 68,838,460
Total accumulated deficit	(6,844,758)
Net assets	$61,993,702
Net asset value, offering price and redemption price per share	$8.87
Shares issued and outstanding (unlimited number of shares authorized, par value $0.01)	6,987,576

The accompanying notes are an integral part of these financial statements.

6

PIA HIGH YIELD FUND
Statement of Operations
Six Months Ended May 31, 2024 (Unaudited)

Investment Income:
Interest (net of interest tax withheld of $6,445)	$2,705,836
Total investment income	2,705,836
Expenses:
Investment advisory fees (Note 4)	172,077
Administration fees (Note 4)	48,901
Transfer agent fees and expenses (Note 4)	29,964
Registration fees	14,181
Audit fees	11,434
Fund accounting fees (Note 4)	9,898
Trustees’ fees and expenses	8,647
Chief Compliance Officer fee (Note 4)	5,500
Reports to shareholders	2,754
Legal fees	3,007
Custody fees (Note 4)	3,455
Miscellaneous	1,329
Insurance	1,933
Interest expense (Note 6)	559
Total expenses	313,639
Less: Fee waiver by adviser (Note 4)	(44,014)
Net expenses	269,625
Net investment income	2,436,211
Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(570,222)
Net change in unrealized appreciation/(depreciation) on investments	2,187,858
Net gain on investments	1,617,636
Net increase in net assets resulting from operations	$ 4,053,847

The accompanying notes are an integral part of these financial statements.

7

PIA HIGH YIELD FUND
Statements of Changes in Net Assets

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$2,436,211	$4,167,140
Net realized loss on investments	(570,222)	(627,843)
Net change in unrealized appreciation/(depreciation) on investments	2,187,858	2,805,583
Net increase in net assets resulting from operations	4,053,847	6,344,880
Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(2,446,763)	(4,160,921)
Total dividends and distributions	(2,446,763)	(4,160,921)
Capital Share Transactions:
Proceeds from shares sold	13,839,276	28,933,102
Distributions reinvested	979,094	1,283,078
Payment for shares redeemed	(13,442,327)	(23,393,417)
Net increase in net assets from capital share transactions	1,376,043	6,822,763
Total increase in net assets	2,983,127	9,006,722
Net assets, beginning of period	59,010,575	50,003,853
Net assets, end of period	$ 61,993,702	$ 59,010,575
Transactions in Shares:
Shares sold	1,567,657	3,371,359
Shares issued on reinvestment of distributions	110,523	151,088
Shares redeemed	(1,520,834)	(2,729,906)
Net increase in shares outstanding	157,346	792,541

The accompanying notes are an integral part of these financial statements.

8

HIGH YIELD FUND
Financial Highlights
(For a fund share outstanding throughout each period)

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Per Share Operating Performance
Net asset value, beginning of period	$8.64	$8.28	$9.85	$9.71	$9.61	$9.67
Income From Investment Operations:
Net investment income	0.34	0.65	0.68	0.61	0.63	0.64
Net realized and unrealized gain/(loss) on investments	0.23	0.36	(1.57)	0.14	0.08	(0.06)
Total from investment operations	0.57	1.01	(0.89)	0.75	0.71	0.58
Less Distributions:
Distributions from net investment income	(0.34)	(0.65)	(0.68)	(0.61)	(0.63)	(0.64)
Distributions from net realized gains	—	—	—	—	(0.01)	—
Total distributions	(0.34)	(0.65)	(0.68)	(0.61)	(0.64)	(0.64)
Increase from payment by affiliate and administrator due to operational error	—	—	—	—	0.03	—
Net asset value, end of period	$ 8.87	$ 8.64	$ 8.28	$ 9.85	$ 9.71	$ 9.61
Total Return	6.73%++	12.70%	−9.26%	7.85%	8.36%^	6.14%
Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$ 61,994	$ 59,011	$ 50,004	$ 60,396	$ 55,110	$ 52,086
Ratio of expenses to average net assets:
Net of fee waivers	0.86%+	0.86%	0.86%	0.86%	0.86%	0.86%
Before fee waivers	1.00%+	1.06%	1.06%	0.97%	1.11%	1.03%
Ratio of net investment income to average net assets:
Net of fee waivers	7.79%+	7.69%	7.50%	6.13%	6.80%	6.53%
Before fee waivers	7.65%+	7.49%	7.30%	6.02%	6.55%	6.36%
Portfolio turnover rate	17%++	35%	23%	72%	51%	63%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^
Includes increase from payment made by affiliate and administrator due to the corporate action operational error. On September 18, 2020, the Fund received a reimbursement of $153,625 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020. Due to a miscommunication, the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged. Had the Fund not received the payment, total return would have been 8.03%.

The accompanying notes are an integral part of these financial statements.

9

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
Currently, the Fund offers the Institutional Class. The primary investment objective of the Fund is to seek a high level of current income. The Fund commenced operations on December 31, 2010.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis. Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Non-cash interest income included in interest income, if any, is recorded at fair market value of additional par received.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

10

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Accounting Pronouncements – In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that the Fund tags information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Fund has implemented these requirements.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.
In March 2020, the FASB issued Accounting Standards 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. The Secured Overnight Financing Rate (SOFR) is the main replacement for LIBOR in certain financial contracts after June 30, 2023.
In December 2022, FASB issued ASU 2022-06, Topic 848 – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Fund. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the six months ended May 31, 2024, the Fund did not enter into derivatives transactions.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of May 31, 2024, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Refer to Note 11 for more information about subsequent events.

11

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.
Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.
Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.
Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

12

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2024, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at May 31, 2024.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$149,800	$149,800
Fixed Income
Corporate Bonds	—	60,279,281	—	60,279,281
Total Fixed Income	—	60,279,281	—	60,279,281
Money Market Fund	1,211,552	—	—	1,211,552
Total Investments	$1,211,552	$60,279,281	$149,800	$61,640,633

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.
The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2023	$149,800
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of May 31, 2024	$149,800

13

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets. For the six months ended May 31, 2024, the Fund incurred $172,077 in advisory fees.
The Fund is responsible for its own operating expenses. The Adviser has temporarily agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.86% of average daily net assets. The Adviser may not recoup expense reimbursements in future periods. For the six months ended May 31, 2024, the Adviser reduced its fees in the amount of $44,014.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2024, are disclosed in the Statement of Operations.
The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $4,862 of sub-transfer agent fees during the six months ended May 31, 2024. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended May 31, 2024, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $13,831,293 and $10,035,815, respectively. There were no purchases and sales of U.S. Government securities during the six months ended May 31, 2024.
NOTE 6 – LINE OF CREDIT
The Fund has a secured line of credit in the amount of $10,000,000 with a limit of 15% of market value. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the six months ended May 31, 2024, drew on its line of credit. The Fund had an outstanding average daily balance of $12,934, paid a weighted average interest rate of 8.50%, and incurred interest expense of $559. The maximum amount outstanding for the Fund during the six months ended May 31, 2024, was $789,000. At May 31, 2024, the Fund had no outstanding loan amounts.
NOTE 7 – FEDERAL INCOME TAX INFORMATION
The tax character of distributions paid during the six months ended May 31, 2024 and the year ended November 30, 2023 are as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Ordinary income	$2,446,763	$4,160,921

14

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
As of November 30, 2023, the Fund’s most recently completed fiscal year, the components of capital on a tax basis were as follows:

Cost of investments (a)	$63,889,053
Gross unrealized appreciation	586,076
Gross unrealized depreciation	(5,996,626)
Net unrealized depreciation (a)	(5,410,550)
Undistributed ordinary income	37,326
Undistributed long-term capital gains	—
Total distributable earnings	37,326
Other accumulated gains/(losses)	(3,078,618)
Total accumulated earnings/(losses)	$(8,451,842)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.
The Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Long-Term Indefinite
$3,078,618

NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute

15

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•
Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

NOTE 9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2024, International Union UAW Strike Trust, for the benefit of their customers, owned 41.87% of the outstanding shares of the Fund.
NOTE 10 – TRUSTEES AND OFFICERS
Effective March 22, 2024, Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust and Ms. Elaine Richards was appointed Assistant Secretary of the Trust. Previously, Ms. Kabakali served as Assistant Secretary and Ms. Richards served as Secretary and Vice President of the Trust. Effective June 6, 2024, Ms. Cheryl King retired from her service as Assistant Treasurer of the Trust.
NOTE 11 – SUBSEQUENT EVENTS
At the board meeting held on June 27, 2024 the Board of Trustees (the “Board”) approved two trustees to the Advisors Series Trust (the “Trust”). At a special shareholder meeting being held on August 27, 2024, shareholders will vote on Michele Rackey and two additional nominees to join the Board as Trustees. One of the nominees, Michele Rackey, already serves as a Trustee of the Trust but has not yet been elected by shareholders.

16

PIA High Yield Fund
Approval of Investment Advisory Agreement (Unaudited)
At meetings held on October 18, 2023 and December 14-15, 2023, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA High Yield Fund (the “High Yield Fund” or “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board also noted that the Adviser was working towards implementation of newly adopted Securities and Exchange Commission rules applicable to the Fund, including the new tailored shareholder reports. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board considered that all shareholders of the Fund are advisory clients of the Adviser and that the Fund is used as an investment option to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2023, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

The Board noted that the Fund outperformed the average of the Morningstar peer group and the Cohort for the one-, three-, five-, and ten-year periods, all periods ended June 30, 2023. The Board also reviewed the performance of the High-Yield Fund against a broad-based securities market benchmark for the same period, noting that it had outperformed its benchmark index for the one-, three-, five- and ten-year periods.

17

PIA High Yield Fund
Approval of Investment Advisory Agreement (Unaudited) (Continued)
The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the High-Yield Fund, noting that the Fund underperformed the similarly managed composite for the one-, three-, five-, and ten-year periods ended June 30, 2023.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the Cohort, the Morningstar peer funds, and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.

The Board noted that the Adviser had temporarily agreed, through at least March 29, 2024, to maintain an annual expense ratio for the Fund of 0.86%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was below its Morningstar peer group average. The Board also considered that the contractual management fee was at the median and above the average of its Cohort, while the total expense ratio was above the Cohort average and median. The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were higher than the fees charged to the Advisor’s separately managed account clients, primarily as a reflection of the larger account size for separate account clients as well as client service and operations differences between the Fund and the separate account clients.
The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Board reviewed the Adviser’s financial information and considered both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund. The Board also considered that the Fund does not charge any Rule 12b-1 fees or utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the High Yield Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the High Yield Fund would be in the best interests of the Fund and its shareholders.

18

PIA SHORT-TERM Securities Fund
Core Financial Statements
May 31, 2024

PIA Short-Term Securities Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 50.0%
Agriculture - 0.7%
Philip Morris International, Inc., 4.75%, 02/12/2027	$ 1,000,000	$ 990,433
Banks - 10.4%
Bank of Montreal, 5.27%, 12/11/2026	1,800,000	1,796,341
Bank of Nova Scotia/The, 5.40%, 06/04/2027	800,000	801,070
Canadian Imperial Bank of Commerce, 5.93%, 10/02/2026	800,000	810,323
Citibank NA, 5.49%, 12/04/2026	1,000,000	1,005,232
Citizens Bank NA/Providence RI, 6.06% to 10/24/2024 then SOFR + 1.45%, 10/24/2025	2,000,000	2,000,631
Goldman Sachs Bank USA/New York NY, 5.28% to 03/18/2026 then SOFR + 0.78%, 03/18/2027	1,800,000	1,791,873
Huntington National Bank, 5.70% to 11/18/2024 then SOFR + 1.22%, 11/18/2025	1,000,000	997,917
JPMorgan Chase & Co., 5.55% to 12/15/2024 then SOFR + 1.07%, 12/15/2025	1,000,000	998,765
Mitsubishi UFJ Financial Group, Inc., 5.54% to 04/17/2025 then 1 yr. CMT Rate + 1.50%, 04/17/2026	1,000,000	998,413
Royal Bank of Canada, 4.88%, 01/19/2027	2,000,000	1,984,609
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 09/14/2026(a)	1,000,000	1,004,714
Wells Fargo Bank NA, 5.25%, 12/11/2026	1,000,000	1,000,132
		15,190,020
Building Materials - 1.4%
Carrier Global Corp., 5.80%, 11/30/2025	2,000,000	2,008,279
Chemicals - 2.0%
FMC Corp., 5.15%, 05/18/2026	1,000,000	991,552
Nutrien Ltd., 5.90%, 11/07/2024	1,000,000	1,001,049
Sherwin-Williams Co., 4.05%, 08/08/2024	1,000,000	996,907
		2,989,508
Commercial Services - 1.0%
Quanta Services, Inc., 0.95%, 10/01/2024	1,000,000	983,735
Triton Container International Ltd., 1.15%, 06/07/2024(a)	500,000	499,646
		1,483,381
Diversified Financial Services - 0.7%
American Express Co., 4.99% to 05/01/2025 then SOFR + 1.00%, 05/01/2026	1,000,000	993,384
Electric - 5.8%
Ameren Corp., 5.70%, 12/01/2026	1,000,000	1,005,452
American Electric Power Co., Inc., 5.70%, 08/15/2025	1,000,000	1,000,392
DTE Energy Co., 4.22%, 11/01/2024 (b)	500,000	496,641
Duke Energy Corp., 4.85%, 01/05/2027	1,000,000	990,196
Eversource Energy, 4.75%, 05/15/2026	1,000,000	985,422
Georgia Power Co., 5.00%, 02/23/2027	1,500,000	1,496,190
NextEra Energy Capital Holdings, Inc., 6.05%, 03/01/2025	2,000,000	2,004,419
Tampa Electric Co., 3.88%, 07/12/2024	500,000	498,912
		8,477,624

1

PIA Short-Term Securities Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Environmental Control - 0.7%
Veralto Corp., 5.50%, 09/18/2026(a)	$ 1,000,000	$ 997,234
Food - 1.9%
Campbell Soup Co., 5.30%, 03/20/2026	500,000	498,822
General Mills, Inc., 5.24%, 11/18/2025	250,000	249,068
Hormel Foods Corp., 0.65%, 06/03/2024	2,000,000	2,000,000
		2,747,890
Gas - 0.3%
Spire, Inc., 5.30%, 03/01/2026	500,000	498,084
Healthcare-Products - 1.4%
Baxter International, Inc., 5.81% (SOFR + 0.44%), 11/29/2024	500,000	499,932
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024	1,000,000	998,204
Smith & Nephew PLC, 5.15%, 03/20/2027	500,000	497,507
		1,995,643
Household Products/Wares - 0.3%
Avery Dennison Corp., 0.85%, 08/15/2024	500,000	495,497
Insurance - 6.5%
AEGON Funding Co. LLC, 5.50%, 04/16/2027(a)	3,000,000	2,979,133
Aon North America, Inc., 5.13%, 03/01/2027	500,000	498,433
Athene Global Funding, 5.62%, 05/08/2026(a)	2,000,000	1,996,788
Jackson National Life Global Funding, 5.50%, 01/09/2026(a)	1,000,000	993,777
MassMutual Global Funding II, 4.15%, 08/26/2025(a)	500,000	492,904
Mutual of Omaha Cos. Global Funding, 5.80%, 07/27/2026(a)	1,000,000	1,004,695
Principal Life Global Funding II, 5.00%, 01/16/2027(a)	500,000	497,278
Protective Life Global Funding, 4.99%, 01/12/2027(a)	1,000,000	995,011
		9,458,019
Investment Companies - 2.1%
Ares Capital Corp., 7.00%, 01/15/2027	2,000,000	2,042,474
Main Street Capital Corp., 6.50%, 06/04/2027	1,000,000	999,863
		3,042,337
Leisure Time - 0.7%
Brunswick Corp./DE, 0.85%, 08/18/2024	1,000,000	988,681
Lodging - 0.3%
Marriott International, Inc./MD, 5.45%, 09/15/2026	500,000	501,410
Machinery-Diversified - 0.3%
AGCO Corp., 5.45%, 03/21/2027	500,000	499,156
Mining - 1.0%
Glencore Funding LLC, 5.34%, 04/04/2027(a)	1,000,000	996,448
Newmont Corp./Newcrest Finance Pty Ltd., 5.30%, 03/15/2026(a)	500,000	498,349
		1,494,797

2

PIA Short-Term Securities Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Oil & Gas - 1.4%
Chevron USA, Inc., 3.90%, 11/15/2024	$ 1,500,000	$ 1,490,305
Pioneer Natural Resources Co., 5.10%, 03/29/2026	500,000	498,484
		1,988,789
Oil & Gas Services - 0.3%
Schlumberger Holdings Corp., 5.00%, 05/29/2027(a)	500,000	496,344
Packaging & Containers - 1.3%
Sonoco Products Co., 1.80%, 02/01/2025	2,000,000	1,948,837
Pharmaceuticals - 0.7%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2026	1,000,000	986,069
Pipelines - 2.4%
Enbridge, Inc., 5.25%, 04/05/2027	2,000,000	1,994,537
Energy Transfer LP, 6.05%, 12/01/2026	1,000,000	1,013,291
Williams Cos., Inc., 5.40%, 03/02/2026	500,000	499,064
		3,506,892
REITs – 3.3%
Camden Property Trust, 5.85%, 11/03/2026	2,000,000	2,022,766
Public Storage Operating Co., 6.06% (SOFR + 0.70%), 04/16/2027	1,000,000	1,006,181
Realty Income Corp., 5.05%, 01/13/2026	800,000	794,529
Weyerhaeuser Co., 4.75%, 05/15/2026	1,000,000	986,876
		4,810,352
Semiconductors - 0.3%
Analog Devices, Inc., 5.61% (SOFR + 0.25%), 10/01/2024	500,000	500,108
Software - 1.4%
Fiserv, Inc., 5.15%, 03/15/2027	2,000,000	1,994,452
Transportation - 1.4%
TTX Co., 5.50%, 09/25/2026(a)	2,000,000	1,999,725
TOTAL CORPORATE BONDS (Cost $73,218,812)		73,082,945
U.S. TREASURY OBLIGATIONS - 14.9%
U.S. Treasury Note/Bond
4.13%, 01/31/2025	4,500,000	4,466,086
4.25%, 05/31/2025	3,000,000	2,972,076
5.00%, 08/31/2025	8,000,000	7,987,187
3.63%, 05/15/2026	500,000	488,203
4.25%, 03/15/2027	6,000,000	5,926,641
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,923,449)		21,840,193

3

PIA Short-Term Securities Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - 12.2%
BX Trust
Series 2021-RISE, Class A, 6.18% (1 mo. Term SOFR + 0.86%), 11/15/2036(a)	$ 2,751,100	$ 2,728,955
Series 2024-CNYN, Class A, 6.76% (1 mo. Term SOFR + 1.44%), 04/15/2029(a)	2,000,000	2,004,236
Series 2024-MF, Class A, 6.76% (1 mo. Term SOFR + 1.44%), 0a2/15/2039(a)	1,000,000	1,002,989
Series 2024-VLT4, Class B, 0.00% (1 mo. Term SOFR + 1.94%), 07/15/2029(a)	4,000,000	3,990,000
Cold Storage Trust, Series 2020-ICE5, Class A, 6.33% (1 mo. Term SOFR + 1.01%), 11/15/2037(a)	6,389,438	6,381,929
FHLMC ARM
Pool 782784, 6.38% (1 yr. CMT Rate + 2.25%), 10/01/2034	41,173	42,242
Pool 785726, 6.40% (1 yr. CMT Rate + 2.28%), 01/01/2025	4,472	4,437
Pool 847671, 6.78% (RFUCC Term 1 Year + 1.85%), 04/01/2036	11,621	11,894
FNMA ARM
Pool 555206, 6.29% (RFUCC Term 6 Month + 2.17%), 07/01/2025	1,081	1,076
Pool 562912, 4.72% (1 yr. CMT Rate + 2.10%), 04/01/2030	16,056	15,752
Pool 743454, 5.95% (RFUCC Term 1 Year + 1.70%), 10/01/2033	11,038	11,021
Pool 755253, 6.00% (RFUCC Term 1 Year + 1.75%), 11/01/2033	176,175	175,841
Pool 779693, 5.78% (RFUCC Term 1 Year + 1.53%), 07/01/2034	19,820	19,732
Pool 795136, 5.67% (RFUCC Term 1 Year + 1.42%), 10/01/2034	24,668	25,099
Pool 849264, 6.00% (RFUCC Term 1 Year + 1.71%), 01/01/2036	122,968	122,734
Pool 953653, 6.27% (RFUCC Term 1 Year + 2.02%), 11/01/2037	189,802	190,507
Pool AC5719, 5.65% (1 yr. CMT Rate + 2.30%), 05/01/2034	146,133	146,918
Mcp Holding Co. LLC, Series 2023-SHIP, Class B, 4.94%, 09/10/2038(a)(c)	1,000,000	973,876
TOTAL MORTGAGE-BACKED SECURITIES (Cost $17,834,885)		17,849,238
ASSET-BACKED SECURITIES - 9.4%
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 04/17/2028(a)	1,855,054	1,857,274
CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.05%, 01/18/2028	1,000,000	993,304
CPS Auto Trust, Series 2023-C, Class A, 6.13%, 09/15/2026(a)	143,560	143,478
DT Auto Owner Trust, Series 2023-3A, Class A, 6.29%, 08/16/2027(a)	521,383	522,730
FCI Funding, Series 2021-1A, Class A, 1.13%, 04/15/2033(a)	61,508	60,717
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class A2, 5.49%, 01/16/2029(a)	1,000,000	996,361
General Motors Co., Series 2023-1, Class A1, 5.34%, 06/15/2028(a)	1,000,000	998,684
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3, 5.80%, 12/15/2026(a)	1,000,000	1,003,980
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A3, 3.96%, 04/15/2026(a)	568,588	565,511
Purchasing Power Funding, Series 2024-A, Class A, 5.89%, 08/15/2028(a)	1,500,000	1,494,455
PVOne LLC, Series 2023-1A, Class A, 7.25%, 07/16/2035(a)	636,025	638,904
SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 03/20/2028(a)	1,494,324	1,494,741
SBNA Auto Lease Trust, Series 2023-A, Class A3, 6.51%, 04/20/2027(a)	1,000,000	1,011,011

4

PIA Short-Term Securities Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 06/22/2026(a)	$ 1,000,000	$ 1,001,416
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17%, 08/10/2026(a)	903,277	903,544
TOTAL ASSET-BACKED SECURITIES (Cost $13,683,622)		13,686,110

	Shares
SHORT-TERM INVESTMENTS - 12.6%
Money Market Funds - 0.8%
Fidelity Government Portfolio - Class Institutional, 5.21%(d)	1,120,550	1,120,550
	Par
U.S. Treasury Bills - 11.8%
5.43%, 06/13/2024(e)	3,500,000	3,494,887
5.36%, 07/11/2024(e)	7,000,000	6,961,088
5.30%, 08/06/2024(e)	5,000,000	4,953,289
5.30%, 11/14/2024(e)	2,000,000	1,952,915
		17,362,179
TOTAL SHORT-TERM INVESTMENTS (Cost $18,477,979)		18,482,729
TOTAL INVESTMENTS - 99.1% (Cost $145,138,747)		$144,941,215
Other Assets in Excess of Liabilities - 0.9%		1,331,063
TOTAL NET ASSETS - 100.0%		$146,272,278

Percentages are stated as a percent of net assets.
ARM Adjustable Rate Mortgage
CMT - Constant Maturity Treasury Rate
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
RFUCC - Refinitiv USD IBOR Consumer Cash Fallbacks
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $45,226,837 or 30.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of May 31, 2024.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of May 31, 2024.

(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(e)	The rate shown is the effective yield as of May 31, 2024.

5

PIA Short-Term Securities Fund
Statements of Assets and Liabilities
May 31, 2024 (Unaudited)

ASSETS:
Investments in securities, at value (cost $145,138,747)	$ 144,941,215
Receivable for securities sold	4,999,162
Receivable for fund shares sold	1,125,798
Interest receivable	1,084,405
Prepaid expenses	22,360
Total assets	152,172,940
LIABILITIES:
Payable for fund shares redeemed	833
Payable for securities purchased	5,787,034
Investment advisory fees	23,511
Administration fees	33,042
Custody fees	2,372
Transfer agent fees and expenses	19,576
Fund accounting fees	4,977
Audit fees	8,934
Legal fees	2,113
Chief Compliance Officer fee	3,667
Trustees’ fees and expenses	5,608
Accrued expenses	8,995
Total liabilities	5,900,662
NET ASSETS	$146,272,278

Net Assets Consist of:
Paid-in capital	$147,455,512
Total accumulated deficit	(1,183,234)
Net Assets	$146,272,278
Net Asset Value, Offering Price and Redemption Price Per Share	$9.95
Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	14,703,759

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Statement of Operations
Six Months Ended May 31, 2024 (Unaudited)

Investment Income:
Interest	$3,559,141
Total investment income	3,559,141
Expenses:
Investment advisory fees (Note 4)	142,736
Administration fees (Note 4)	49,076
Transfer agent fees and expenses (Note 4)	22,317
Audit fees	11,434
Registration fees	11,369
Sub-transfer agent fees (Note 4)	11,214
Trustees’ fees and expenses	8,652
Custody fees (Note 4)	7,438
Fund accounting fees (Note 4)	7,150
Chief Compliance Officer fee (Note 4)	5,500
Reports to shareholders	4,086
Legal fees	3,009
Insurance	2,472
Miscellaneous	2,222
Total expenses	288,675
Less: Fee waiver by adviser (Note 4)	(10,339)
Net expenses	278,336
Net investment income	3,280,805

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(169,005)
Net change in unrealized appreciation/(depreciation) on investments	495,382
Net gain on investments	326,377
Net increase in net assets resulting from operations	$3,607,182

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$3,280,805	$ 4,409,763
Net realized loss on investments	(169,005)	(362,878)
Net change in unrealized appreciation/(depreciation) on investments	495,382	2,250,352
Net increase in net assets resulting from operations	3,607,182	6,297,237
Dividends and Distributions to Shareholders:
Net dividends and distributions to shareholders	(3,331,823)	(4,338,533)
Total dividends and distributions	(3,331,823)	(4,338,533)
Capital Share Transactions:
Proceeds from shares sold	9,116,983	29,846,358
Distributions reinvested	3,218,642	4,153,193
Payment for shares redeemed	(5,655,252)	(27,134,746)
Net increase in net assets from capital share transactions	6,680,373	6,864,805
Total increase in net assets	6,955,732	8,823,509

Net Assets:
Beginning of period	139,316,546	130,493,037
End of period	$ 146,272,278	$139,316,546

Transactions in Shares:
Shares sold	912,838	3,026,725
Shares issued on reinvestment of distributions	323,287	421,262
Shares redeemed	(567,310)	(2,757,115)
Net increase in shares outstanding	668,815	690,872

The accompanying notes are an integral part of these financial statements.

8

SHORT-TERM SECURITIES FUND
Financial Highlights
(For a fund share outstanding throughout each period)

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value, beginning of period	$9.93	$9.78	$10.05	$10.12	$10.07	$9.97
Income From Investment Operations:
Net investment income	0.23	0.35	0.12	0.06	0.13	0.20
Net realized and unrealized gain/(loss) on investments	0.02	0.14	(0.27)	(0.05)	0.06	0.10
Total from investment operations	0.25	0.49	(0.15)	0.01	0.19	0.30
Less Distributions:
Distributions from net investment income	(0.23)	(0.34)	(0.12)	(0.08)	(0.14)	(0.20)
Total distributions	(0.23)	(0.34)	(0.12)	(0.08)	(0.14)	(0.20)
Net asset value, end of period	$9.95	$9.93	$9.78	$10.05	$10.12	$10.07
Total Return	2.56%++	5.10%	−1.49%	0.11%	1.95%	3.04%
Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$146,272	$139,316	$130,493	$141,947	$200,329	$163,481
Ratio of expenses to average net assets:
Net of fee waivers	0.39%+	0.39%	0.39%	0.39%	0.39%	0.39%
Before fee waivers	0.41%+	0.44%	0.43%	0.43%	0.42%	0.45%
Ratio of net investment income to average net assets:
Net of fee waivers	4.60%+	3.54%	1.20%	0.66%	1.23%	2.00%
Before fee waivers	4.58%+	3.49%	1.16%	0.62%	1.20%	1.94%
Portfolio turnover rate	38%++	65%	25%	44%	58%	48%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

9

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited)
Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities. The Fund commenced operations on
April 22, 1994.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.
Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

10

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually. All short-term capital gains are included in ordinary income for tax purposes.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Accounting Pronouncements – In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that the Fund tags information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Fund has implemented these requirements.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.
In March 2020, the FASB issued Accounting Standards 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. The Secured Overnight Financing Rate (SOFR) is the main replacement for LIBOR in certain financial contracts after June 30, 2023.
In December 2022, FASB issued ASU 2022-06, Topic 848 – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Fund. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the six months ended May 31, 2024, the Fund did not enter into derivatives transactions.

11

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of May 31, 2024, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Refer to Note 11 for more information about subsequent events.
Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.
Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.
Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

12

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. These securities are typically categorized in Level 2 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2024, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at May 31, 2024.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Asset-Backed Securities	$—	$13,686,110	$ —	$13,686,110
Corporate Bonds	—	73,082,945	—	73,082,945
Mortgage-Backed Securities	—	17,849,238	—	17,849,238
U.S. Government Note/Bond	—	21,840,193	—	21,840,193
Total Fixed Income Securities	—	126,458,486	—	126,458,486
Money Market Fund	1,120,550	–	—	1,120,550
U.S. Treasury Bills	—	17,362,179	—	17,362,179
Total Investments	$1,120,550	$143,820,665	$—	$144,941,215

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

13

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly. The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund. For the six months ended May 31, 2024, the Fund incurred $142,736 in advisory fees.
The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses) to 0.39% of the average daily net assets. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2024, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $10,339; no amounts were reimbursed to the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
11/30/24	$24,648
11/30/25	48,575
11/30/26	58,805
5/31/27	10,339
$142,367

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2024, are disclosed in the Statement of Operations.
The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $11,214 of sub-transfer agent fees during the six months ended May 31, 2024.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.

14

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$43,808,974	$28,600,258	$15,501,106	$16,250,439

Note 6 – Line of Credit
The Fund has a secured line of credit in the amount of $15,000,000 with a limit of 33.33% of market value. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. The Fund did not draw upon its line of credit during the six months ended May 31, 2024.
Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2024 and the year ended November 30, 2023 are as follows:

	May 31, 2024	November 30, 2023
Ordinary income	$3,331,823	$4,338,533

As of November 30, 2023, the Fund’s most recently completed fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$140,363,225
Gross unrealized appreciation	226,004
Gross unrealized depreciation	(918,918)
Net unrealized depreciation (a)	(692,914)
Undistributed ordinary income	100,124
Undistributed long-term capital gains	—
Total distributable earnings	100,124
Other accumulated gains/(losses)	(865,803)
Total accumulated earnings/(losses)	$(1,458,593)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.
The Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite	Total
$452,695	$413,108	$865,803

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or

15

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•
U.S. Government Securities Risk. Some U.S. government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.
•
Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.
•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.
•
Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.
•
Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
•
Prepayment Risk. Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline and may offer a greater potential for loss when interest rates rise. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. Prepayment risk is a major risk of mortgage-backed securities.

16

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited) (Continued)
•
Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.
•
Risks Associated with Asset-Backed Securities. These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
•
Risks Associated with Mortgage-Backed Securities. These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.
•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.
•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.
•
Adjustable Rate and Floating Rate Securities Risks. Although the fluctuations in value of adjustable and floating rate instruments should be minimized as a result of changes in market interest rates compared to fixed-rate debt instruments, because such floating rates only reset periodically, changes in prevailing interest rates can still be expected to cause some fluctuation in the value of the Fund.
•
High Yield Securities Risk. Securities with ratings lower than BBB- or Baa3 are known as “high yield”
securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.
NOTE 9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2024, Teamsters & Food Employers Security Trust Fund and Capinco C/O U.S. Bank NA, for the benefit of their customers, owned 37.79% and 31.84%, respectively, of the outstanding shares of the Fund.
NOTE 10 – TRUSTEES AND OFFICERS
Effective March 22, 2024, Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust and Ms. Elaine Richards was appointed Assistant Secretary of the Trust. Previously, Ms. Kabakali served as Assistant Secretary and Ms. Richards served as Secretary and Vice President of the Trust. Effective June 6, 2024, Ms. Cheryl King retired from her service as Assistant Treasurer of the Trust.
NOTE 11 – SUBSEQUENT EVENTS
At the board meeting held on June 27, 2024 the Board of Trustees (the “Board”) approved two trustees to the Advisors Series Trust (the “Trust”). At a special shareholder meeting being held on August 27, 2024, shareholders will vote on Michele Rackey and two additional nominees to join the Board as Trustees. One of the nominees, Michele Rackey, already serves as a Trustee of the Trust but has not yet been elected by shareholders.

17

PIA Short-Term Securities Fund
Approval of Investment Advisory Agreement (Unaudited)
At meetings held on October 18, 2023 and December 14-15, 2023, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA Short-Term Securities Fund (the “Short-Term Securities Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board also noted that the Adviser was working towards implementation of newly adopted Securities and Exchange Commission rules applicable to the Fund, including the new tailored shareholder reports. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board took into account that all shareholders of the Fund are advisory clients of the Adviser and that the Fund is used as an investment option to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2023, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

The Board noted that the Short-Term Securities Fund outperformed the average of its Cohort for one-year period and underperformed for the three-, five- and ten-year periods ended June 30, 2023. The Board also noted that the Fund underperformed the average of its Morningstar peer group for the one-, three-, five- and

18

PIA Short-Term Securities Fund
Approval of Investment Advisory Agreement (Unaudited) (Continued)
ten-year periods ended June 30, 2023. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark for the one-, three-, five- and ten-year periods ended June 30, 2023.
The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Short-Term Securities Fund, noting that the Fund had outperformed the similarly managed composite for the one-, three-, five- and ten-year periods ended June 30, 2023.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements. The Board also considered that the Adviser does not manage any other accounts with strategies similar to that of the Fund.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.39%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board considered that the Fund’s net expense ratio was below its Morningstar peer group average. The Board took into consideration that the contractual management fee and net expense ratio were below the Cohort’s median and average. The Board also considered the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were lower than, equal to, or higher than the fees charged by the Adviser to its separately managed account clients depending on the asset level, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the nature of the separate account client.
The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that for the Fund the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor potential economies of scale in the future as circumstances changed.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional material benefits derived by the Adviser from its relationship with the Fund. The Board also considered that the Fund does not charge any Rule 12b-1 fees or utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short-Term Securities Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Short-Term Securities Fund would be in the best interests of the Fund and its shareholders.

19

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	8/2/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	8/2/2024

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	8/8/2024

* Print the name and title of each signing officer under his or her signature